UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-09439

Strategic Partners Style Specific Funds

Exact name of registrant as specified in charter

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
Address of principal executive offices	Zip code

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service

Registrant’s telephone number, including area code:    800-225-1852

Date of fiscal year end:    7/31/2007

Date of reporting period:    1/31/2007

Item 1 –	Reports to Stockholders

Jennison Conservative Growth Fund

JANUARY 31, 2007	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

March 16, 2007

Dear Shareholder:

We hope you find the semiannual report for the Jennison Conservative Growth Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of four leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors (PREI). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. PREI is a registered investment adviser and a unit of PIM.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Conservative Growth Fund

Jennison Conservative Growth Fund	1

Your Fund’s Performance

Fund objective

The Jennison Conservative Growth Fund, managed by Jennison Associates LLC (Jennison), has long-term capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns as of 1/31/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	12.23%	3.20%	10.24%	–12.80%
Class B	11.92	2.48	6.17	–17.40
Class C	11.92	2.48	6.17	–17.40
S&P 500 Index[2]	13.73	14.50	39.06	18.59
Russell 1000® Growth Index[3]	15.12	9.95	19.24	–15.86
Lipper Large-Cap Core Funds Avg.[4]	13.18	12.34	31.32	17.49

Average Annual Total Returns[5] as of 12/31/06
		One Year	Five Years	Since Inception[1]
Class A		–1.37%	0.80%	–2.85%
Class B		–1.44	0.98	–2.82
Class C		2.56	1.17	–2.82
S&P 500 Index[2]		15.78	6.18	2.19
Russell 1000® Growth Index[3]		9.07	2.69	–2.73
Lipper Large-Cap Core Funds Avg.[4]		13.53	4.83	1.82

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively.

2	Visit our website at www.jennisondryden.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 11/3/99.

2The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

3The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

4The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000 Growth Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Russell 1000 Growth Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/07
PepsiCo, Inc.	5.0%
American International Group, Inc.	4.0
Cisco Systems, Inc.	3.8
Microsoft Corp.	3.5
Genentech, Inc.	3.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/07
Capital Markets	10.3%
Software	8.6
Pharmaceuticals	6.5
Communications Equipment	6.1
Media	5.2

Industry weightings reflect only long-term investments and are subject to change.

Jennison Conservative Growth Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2006, at the beginning of the period, and held through the six-month period ended January 31, 2007.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

4	Visit our website at www.jennisondryden.com

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Conservative Growth Fund		Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,122.30	1.64%	$8.77
	Hypothetical	$1,000.00	$1,016.94	1.64%	$8.34

Class B	Actual	$1,000.00	$1,119.20	2.39%	$12.77
	Hypothetical	$1,000.00	$1,013.16	2.39%	$12.13

Class C	Actual	$1,000.00	$1,119.20	2.39%	$12.77
	Hypothetical	$1,000.00	$1,013.16	2.39%	$12.13

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2007 (to reflect the six-month period).

Jennison Conservative Growth Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of January 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS

Aerospace & Defense 4.2%
16,500	Boeing Co. (The)	$1,477,740
13,900	United Technologies Corp.	945,478

		2,423,218

Beverages 5.0%
44,700	PepsiCo, Inc.	2,916,228

Biotechnology 4.9%
12,300	Amgen, Inc.(a)	865,551
22,600	Genentech, Inc.(a)	1,974,562

		2,840,113

Capital Markets 10.3%
64,600	Charles Schwab Corp. (The)	1,222,232
4,600	Goldman Sachs Group, Inc.	975,936
10,800	Lazard Ltd. (Class A)	548,208
8,100	Lehman Brothers Holdings, Inc.	666,144
14,200	Merrill Lynch & Co., Inc.	1,328,552
21,000	UBS AG	1,323,210

		6,064,282

Chemicals 3.4%
27,600	EI Du Pont de Nemours & Co.	1,367,856
11,200	Monsanto Co.	617,008

		1,984,864

Communication Equipment 6.1%
83,900	Cisco Systems, Inc.(a)	2,230,901
35,300	QUALCOMM, Inc.	1,329,398

		3,560,299

Computers & Peripherals 4.1%
15,600	Apple Computer, Inc.(a)	1,337,388
24,000	Hewlett-Packard Co.	1,038,720

		2,376,108

Consumer Finance 2.2%
21,800	American Express Co.	1,269,196

See Notes to Financial Statements.

Jennison Conservative Growth Fund	7

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Diversified Financial Services 1.3%
7,700	NYSE Group, Inc.(a)	$769,846

Electronic Equipment and Instruments 2.3%
27,300	Agilent Technologies, Inc.(a)	873,600
9,700	Sony Corp., ADR (Japan)	449,401

		1,323,001

Energy Equipment & Services 0.9%
8,000	Schlumberger, Ltd.	507,920

Food & Staples Retailing 1.1%
15,400	Whole Foods Market, Inc.	665,126

Healthcare Equipment & Supplies 5.1%
11,000	Alcon, Inc.	1,295,360
12,300	Baxter International, Inc.	610,818
24,300	St. Jude Medical, Inc.(a)	1,039,068

		2,945,246

Healthcare Providers & Services 1.6%
11,600	WellPoint, Inc.(a)	909,208

Hotels, Restaurants & Leisure 2.8%
15,500	International Game Technology	673,630
20,200	Marriott International, Inc. (Class A)	972,428

		1,646,058

Household Products 4.1%
8,400	Colgate-Palmolive Co.	573,720
28,065	Proctor & Gamble Co.	1,820,577

		2,394,297

Industrial Conglomerates 2.4%
38,800	General Electric Co.	1,398,740

Insurance 4.0%
34,300	American International Group, Inc.	2,347,835

Internet Software & Services 3.3%
3,800	Google, Inc. (Class A)(a)	1,904,940

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Media 5.2%
46,000	News Corp., Inc. (Class A)	$1,069,500
55,700	Walt Disney Co.	1,958,969

		3,028,469

Multiline Retail 3.7%
18,000	Federated Department Stores, Inc.	746,820
7,200	J. C. Penney Co., Inc.	584,928
13,900	Target Corp.	852,904

		2,184,652

Oil, Gas & Consumable Fuels 0.8%
10,400	Occidental Petroleum Corp.	482,144

Pharmaceuticals 6.5%
30,500	Abbott Laboratories	1,616,500
21,100	Novartis AG, ADR (Switzerland)	1,217,259
18,800	Wyeth	928,908

		3,762,667

Semiconductors & Semiconductor Equipment 1.6%
1,200	KLA-Tencor Corp.	59,076
48,600	Marvell Technology Group Ltd.(a)	888,894

		947,970

Software 8.6%
34,700	Adobe Systems, Inc.(a)	1,348,789
20,000	Electronic Arts, Inc.(a)	1,000,000
65,400	Microsoft Corp.	2,018,244
13,300	SAP AG, ADR (Germany)	616,322

		4,983,355

Specialty Retail 1.3%
22,400	Lowe’s Cos., Inc.	755,104

Textiles, Apparel & Luxury Goods 2.7%
16,000	NIKE, Inc. (Class B)	1,580,960

	Total long-term investments (cost $49,102,475)	57,971,846

See Notes to Financial Statements.

Jennison Conservative Growth Fund	9

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 1.6%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
928,703	(cost $928,703)(b)	$928,703

	Total Investments 101.1% (cost $50,031,178; Note 3)	58,900,549
	Liabilities in excess of other assets (1.1%)	(637,150)

	Net Assets 100.0%	$58,263,399

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

The industry classification of long-term portfolio holdings, short-term investment and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2007 were as follows:

Capital Markets	10.3%
Software	8.6
Pharmaceuticals	6.5
Communications Equipment	6.1
Media	5.2
Healthcare Equipment & Supplies	5.1
Beverages	5.0
Biotechnology	4.9
Aerospace & Defense	4.2
Computers & Peripherals	4.1
Household Products	4.1
Insurance	4.0
Multiline Retail	3.7
Chemicals	3.4
Internet Software & Services	3.3
Hotels, Restaurants & Leisure	2.8
Textiles, Apparel & Luxury Goods	2.7
Industrial Conglomerates	2.4
Electronic Equipment & Instruments	2.3
Consumer Finance	2.2
Affiliated Money Market Mutual Fund	1.6
Healthcare Providers & Services	1.6
Semiconductors & Semiconductor Equipment	1.6
Diversified Financial Services	1.3
Specialty Retail	1.3
Food & Staples Retailing	1.1
Energy Equipment & Services	0.9
Oil, Gas & Consumable Fuels	0.8

101.1
Liabilities in excess of other assets	(1.1)

100.0%

See Notes to Financial Statements.

Jennison Conservative Growth Fund	11

Statement of Assets and Liabilities

as of January 31, 2007 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $49,102,475)	$57,971,846
Affiliated investments (cost $928,703)	928,703
Receivable for investments sold	611,585
Dividends receivable	33,089
Receivable for Fund shares sold	5,563
Prepaid expenses	2,566

Total assets	59,553,352

Liabilities
Payable for investments purchased	597,295
Accrued expenses	303,830
Payable for Fund shares reacquired	272,915
Distribution fee payable	38,986
Management fee payable	35,117
Payable to custodian	17,092
Transfer agent fee payable	15,537
Deferred trustees’ fees	9,181

Total liabilities	1,289,953

Net Assets	$58,263,399

Net assets were comprised of:
Shares of beneficial interest, at par	$6,943
Paid-in capital, in excess of par	132,723,005

132,729,948
Accumulated net investment loss	(392,425)
Accumulated net realized loss on investments	(82,943,495)
Net unrealized appreciation on investments	8,869,371

Net assets, January 31, 2007	$58,263,399

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($17,459,797 ÷ 2,002,300 shares of beneficial interest issued and outstanding)	$8.72
Maximum sales charge (5.50% of offering price)	0.51

Maximum offering price to public	$9.23

Class B
Net asset value, offering price and redemption price per share ($13,699,557 ÷ 1,658,799 shares of beneficial interest issued and outstanding)	$8.26

Class C
Net asset value, offering price and redemption price per share ($27,104,045 ÷ 3,281,869 shares of beneficial interest issued and outstanding)	$8.26

See Notes to Financial Statements.

Jennison Conservative Growth Fund	13

Statement of Operations

Six Months Ended January 31, 2007 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $517)	$269,371
Affiliated dividend income	9,941

Total income	279,312

Expenses
Management fee	212,145
Distribution fee—Class A	18,990
Distribution fee—Class B	87,691
Distribution fee—Class C	139,412
Transfer agent’s fees and expenses (including affiliated expense of $35,700)	88,000
Reports to shareholders	34,000
Custodian’s fees and expenses	31,000
Registration fees	18,000
Legal fees and expenses	18,000
Audit fee	9,000
Trustees’ fees	6,000
Interest expense	2,141
Miscellaneous	2,918

Total expenses	667,297

Net investment loss	(387,985)

Net Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized gain on investment transactions	1,302,749
Net change in unrealized appreciation (depreciation) on investments	5,922,241

Net gain on investments	7,224,990

Net Increase In Net Assets Resulting From Operations	$6,837,005

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2007	Year Ended July 31, 2006
Decrease In Net Assets
Operations
Net investment loss	$(387,985)	$(915,739)
Net realized gain on investment transactions	1,302,749	5,253,141
Net change in unrealized appreciation (depreciation) on investments	5,922,241	(3,343,579)

Net increase in net assets resulting from operations	6,837,005	993,823

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	1,323,995	3,994,701
Cost of shares reacquired	(9,737,378)	(24,916,993)

Net decrease in net assets from Fund share transactions	(8,413,383)	(20,922,292)

Total decrease	(1,576,378)	(19,928,469)

Net Assets
Beginning of period	59,839,777	79,768,246

End of period	$58,263,399	$59,839,777

See Notes to Financial Statements.

Jennison Conservative Growth Fund	15

Notes to Financial Statements

(Unaudited)

Strategic Partners Style Specific Funds (the “Trust”), is an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of four separate funds: Jennison Conservative Growth Fund, Strategic Partners Large Capitalization Value Fund, Dryden Small Capitalization Value Fund (formerly Strategic Partners Small Capitalization Value), and Strategic Partners Total Return Bond Fund. These financial statements relate to Jennison Conservative Growth Fund (the “Fund”). The financial statements of the other funds are not presented herein. Prior to September 20, 2005, the Fund was known as the Strategic Partners Large Capitalization Growth Fund.

The Fund’s investment objective is long term capital appreciation through investment primarily in common stocks that, in the investment subadviser’s opinion, should have growth faster than that of the S&P 500.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of the financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors

16	Visit our website at www.jennisondryden.com

influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of January 31, 2007, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Trustees.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rate of exchange;

Jennison Conservative Growth Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

18	Visit our website at www.jennisondryden.com

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. Prior to September 20, 2005, the Fund was subadvised by Columbus Circle Investors and Oak Associates, Ltd. There was no change to the management fee paid to PI as a result of this change.

Jennison Conservative Growth Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.70 of 1% of average daily net assets on the first $500 million, 0.65 of 1% of average daily net assets on the next $500 million and 0.60 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was 0.70 of 1% for the six months ended January 31, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B and Class C shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such expenses to 0.25 of 1% of the average daily net assets of the Class A shares for the six months ended January 31, 2007.

PIMS has advised the Fund that it received approximately $9,600 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2007. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it received approximately $10,100 and $200 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively, for the six months ended January 31, 2007.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues

20	Visit our website at www.jennisondryden.com

to be $500 million. The Funds pay a commitment fee of 0.07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Funds paid a commitment fee of 0.0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended January 31, 2007.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2007, the Fund incurred approximately $19,400 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended January 31, 2007, Prudential Equity Group, LLC earned approximately $1,200 in broker commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended January 31, 2007, were $15,672,776 and $24,889,891, respectively.

Jennison Conservative Growth Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$50,300,811	$9,252,621	$652,883	$8,599,738

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2006 of approximately $84,056,000 of which $5,108,000 expires in 2009, $32,296,000 expires in 2010, $36,576,000 expires in 2011, $9,421,000 expires in 2012 and $655,000 expires in 2013. The Fund utilized $4,913,000 of its capital loss any forward to offset net taxable gains realized in the fiscal year ended July 31, 2006. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 6. Capital

The Fund offers Class A, Class B and Class C shares. Class A shares were sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares have a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

22	Visit our website at www.jennisondryden.com

Transactions in shares of beneficial interest during the six months ended January 31, 2007 were as follows:

Class A	Shares	Amount
Six months ended January 31, 2007:
Shares sold	92,702	$784,585
Shares reacquired	(414,577)	(3,489,285)

Net decrease in shares outstanding before conversion	(321,875)	(2,704,700)
Shares issued upon conversion from Class B	530,376	4,553,564

Net increase in shares outstanding	208,501	$1,848,864

Year ended July 31, 2006:
Shares sold	289,658	$2,320,103
Shares reacquired	(997,730)	(8,051,068)

Net decrease in shares outstanding before conversion	(708,072)	(5,730,965)
Shares issued upon conversion from Class B	86,996	695,750

Net decrease in shares outstanding	(621,076)	$(5,035,215)

Class B
Six months ended January 31, 2007:
Shares sold	28,487	$226,440
Shares reacquired	(355,853)	(2,811,589)

Net decrease in shares outstanding before conversion	(327,366)	(2,585,149)
Shares redeemed upon conversion to Class A	(559,578)	(4,553,564)

Net decrease in shares outstanding	(886,944)	$(7,138,713)

Year ended July 31, 2006:
Shares sold	104,796	$810,168
Shares reacquired	(913,559)	(7,060,780)

Net decrease in shares outstanding before conversion	(808,763)	(6,250,612)
Shares redeemed upon conversion to Class A	(91,109)	(695,750)

Net decrease in shares outstanding	(899,872)	$(6,946,362)

Class C
Six months ended January 31, 2007:
Shares sold	39,101	$312,970
Shares reacquired	(432,801)	(3,436,504)

Net decrease in shares outstanding	(393,700)	$(3,123,534)

Year ended July 31, 2006:
Shares sold	114,771	$864,430
Shares reacquired	(1,276,197)	(9,805,145)

Net decrease in shares outstanding	(1,161,426)	$(8,940,715)

Jennison Conservative Growth Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until June 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

24	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

JANUARY 31, 2007	SEMIANNUAL REPORT

Jennison Conservative Growth Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2007(d)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$7.76

Income (loss) from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment transactions	.99

Total from investment operations	.96

Net asset value, end of period	$8.72

Total Return:(a)	12.37%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,460
Average net assets (000)	$15,068
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.64	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.39	%(b)
Net investment loss	(.72	)%(b)
For Class A, B and C shares:
Portfolio turnover rate	26	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and reflects adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Not annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class A
Year Ended July 31,
2006(d)	2005(d)	2004(d)	2003(d)	2002(d)

$7.71	$6.81	$6.55	$5.68	$8.45

(.06)	(.01)	(.05)	(.04)	(.05)
.11	.91	.31	.91	(2.72)

.05	.90	.26	.87	(2.77)

$7.76	$7.71	$6.81	$6.55	$5.68

0.65%	13.22%	3.97%	15.32%	(32.78)%

$13,925	$18,614	$22,195	$23,355	$19,187
$16,620	$20,234	$24,075	$19,782	$27,440

1.63%	1.48%	1.43%	1.50%	1.36%
1.38%	1.23%	1.18%	1.25%	1.11%
(.71)%	(.19)%	(.69)%	(.68)%	(.65)%

173%	69%	53%	57%	74%

See Notes to Financial Statements.

Jennison Conservative Growth Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended January 31, 2007(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$7.38

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	.94

Total from investment operations	.88

Net asset value, end of period	$8.26

Total Return:(a)	11.92%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,700
Average net assets (000)	$17,395
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.39	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.39	%(b)
Net investment loss	(1.47	)%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class B
Year Ended July 31,
2006(c)	2005(c)	2004(c)	2003(c)	2002(c)

$7.38	$6.58	$6.37	$5.56	$8.34

(.11)	(.06)	(.10)	(.08)	(.10)
.11	.86	.31	.89	(2.68)

.00	.80	.21	.81	(2.78)

$7.38	$7.38	$6.58	$6.37	$5.56

.00%	12.16%	3.30%	14.57%	(33.33)%

$18,787	$25,440	$30,055	$32,505	$33,990
$22,942	$27,444	$33,995	$30,456	$48,934

2.38%	2.23%	2.18%	2.25%	2.11%
1.38%	1.23%	1.18%	1.25%	1.11%
(1.45)%	(.93)%	(1.44)%	(1.42)%	(1.40)%

See Notes to Financial Statements.

Jennison Conservative Growth Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended January 31, 2007(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$7.38

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	.94

Total from investment operations	.88

Net asset value, end of period	$8.26

Total Return(a):	11.92%
Ratios/Supplemental Data:
Net assets, end of period (000)	$27,104
Average net assets (000)	$27,655
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.39	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.39	%(b)
Net investment loss	(1.47	)%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class C
Year Ended July 31,
2006(c)	2005(c)	2004(c)	2003(c)	2002(c)

$7.38	$6.58	$6.37	$5.56	$8.34

(.11)	(.06)	(.10)	(.08)	(.10)
.11	.86	.31	.89	(2.68)

.00	.80	.21	.81	(2.78)

$7.38	$7.38	$6.58	$6.37	$5.56

.00%	12.16%	3.30%	14.57%	(33.33)%

$27,128	$35,714	$45,695	$53,817	$53,328
$32,119	$40,132	$53,712	$49,591	$78,451

2.38%	2.23%	2.18%	2.25%	2.11%
1.38%	1.23%	1.18%	1.25%	1.11%
(1.45)%	(.92)%	(1.44)%	(1.43)%	(1.40)%

Jennison Conservative Growth Fund	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates, LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Conservative Growth Fund, 3 Gateway Center, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Conservative Growth Fund
Share Class	A	B	C
NASDAQ	TBDAX	TBDBX	TBDCX
CUSIP	862934106	862934205	862934304

MF503E2    IFS-A131012     Ed. 03/2007

SEMIANNUAL REPORT

JANUARY 31, 2007

STRATEGIC PARTNERS

STYLE SPECIFIC FUNDS

STRATEGIC PARTNERS

Large Capitalization Value Fund

OBJECTIVE

Seeks total return consisting of capital appreciation and dividend income

DRYDEN

Small Cap Value Fund (Formerly known as Strategic Partners Small Capitalization Value Fund)

OBJECTIVE

Seeks above-average capital appreciation

STRATEGIC PARTNERS

Total Return Bond Fund

OBJECTIVE

Seeks total return consisting of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

STRATEGIC    PARTNERS

STYLE SPECIFIC FUNDS

TABLE OF CONTENTS

Letter from the President	1

Strategic Partners Large Capitalization Value Fund	2

Dryden Small Cap Value Fund	4

Strategic Partners Total Return Bond Fund	7

Fees and Expenses	10

March 16, 2007

Dear Shareholder:

We hope you find the semiannual report for the Strategic Partners Style Specific Funds informative and useful.

Shareholders of the Strategic Partners Style Specific Funds recently approved several important changes.

For Strategic Partners Large Capitalization Value Fund and Strategic Partners Total Return Bond Fund, shareholders approved the mergers of these funds into Jennison Value Fund and Dryden Total Return Bond Fund, respectively. As a result, shareholders of Strategic Partners Large Capitalization Value Fund are now shareholders of Jennison Value Fund, and shareholders of Strategic Partners Total Return Bond Fund are now shareholders of Dryden Total Return Bond Fund.

For Dryden Small Cap Value Fund, shareholders approved the appointment of Quantitative Management Associates LLC (QMA) as the Fund’s subadviser, and QMA is now responsible for the day-to-day management of the Fund.

JennisonDryden combines strong teams of research analysts, a culture that leverages their findings, and security selection disciplines that focus on risk controls as well as returns. These traits characterize the JennisonDryden approach, whether a fund’s primary investment discipline is based on fundamental research, quantitative research, or credit and economic research. We have created a family of funds that you, together with the advice of a financial professional, can comfortably rely upon in investment programs suited to your personal goals and tolerance for risk.

At Prudential, we have appreciated your confidence in our Strategic Partners funds and look forward to continuing to serve you with our much larger JennisonDryden family of mutual funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Style Specific Funds

Strategic Partners Style Specific Funds	1

Your Fund’s Performance

Strategic Partners Large Capitalization Value Fund

Fund objective

The Strategic Partners Large Capitalization Value Fund, managed by JP Morgan Investment Management, Inc.; Hotchkis and Wiley Capital Management, LLC; and NFJ Investment Group L.P., has total return consisting of capital appreciation and dividend income as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns as of 1/31/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	13.38%	16.62%	75.62%	87.91%
Class B	12.92	15.70	68.97	77.73
Class C	12.92	15.70	68.92	77.68
S&P 500 Index[2]	13.73	14.50	39.06	18.59
Russell 1000 Value Index[3]	13.43	19.18	70.92	70.84
Lipper Multi-Cap Value Funds Avg.[4]	13.48	15.28	58.56	79.51

Average Annual Total Returns[5] as of 12/31/06
		One Year	Five Years	Since Inception[1]
Class A		12.01%	10.26%	8.13%
Class B		12.63	10.51	8.15
Class C		16.63	10.64	8.15
S&P 500 Index[2]		15.78	6.18	2.19
Russell 1000 Value Index[3]		22.25	10.86	7.57
Lipper Multi-Cap Value Funds Avg.[4]		17.43	9.06	7.85

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively.

2	Visit our website at www.strategicpartners.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 11/3/99.

2The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

3The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

4The Lipper Multi-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000 Value Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, the Russell 1000 Value Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/07
Bank of America Corp., Commercial Banks	3.4%
Citigroup, Inc., Financial Services	3.3
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	2.6
AT&T, Inc., Telecommunications	2.3
Verizon Communications, Inc., Telecommunications	2.2

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/07
Oil, Gas & Consumable Fuels	11.3%
Insurance	9.5
Financial Services	5.6
Telecommunications	5.4
Commercial Banks	5.2

Industry weightings are subject to change.

Strategic Partners Style Specific Funds	3

Your Fund’s Performance

Dryden Small Capitalization Value Fund

Fund objective

The Dryden Small Cap Value Fund, managed by Quantitative Management Associates LLC (QMA), has above-average capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns as of 1/31/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	12.30%	11.21%	110.14%	199.62%
Class B	11.91	10.41	102.44	183.90
Class C	11.91	10.41	102.44	183.90
Class L	12.20	10.92	N/A	19.00
Class M	11.91	10.55	N/A	17.94
Class X	12.09	10.59	N/A	18.18
Russell 2000 Index[2]	14.95	10.44	76.17	**
Russell 2000 Value Index[3]	15.08	15.76	104.78	***
Lipper Small-Cap Core Funds Avg.[4]	13.50	8.45	77.71	****

Average Annual Total Returns[5] as of 12/31/06
		One Year	Five Years	Since Inception[1]
Class A		10.86%	14.09%	15.40%
Class B		11.39	14.41	15.45
Class C		15.39	14.52	15.45
Class L		10.33	N/A	7.63
Class M		10.54	N/A	8.45
Class X		10.59	N/A	8.57
Russell 2000 Index[2]		18.37	11.39	**
Russell 2000 Value Index[3]		23.48	15.37	***
Lipper Small-Cap Core Funds Avg.[4]		14.87	11.44	****

4	Visit our website at www.strategicpartners.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are only exchangeable with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds and JennisonDryden Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, Class C, 11/3/99; and Class L, Class M, Class X, 8/22/05.

2The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives a broad look at how stock prices of smaller companies have performed.

3The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

4The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Class B, Class M, and Class X shares purchased on or after August 19, 1998, will automatically convert to Class A shares on a quarterly basis approximately seven years, eight years, and 10 years after purchase. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Russell 2000 Index and the Russell 2000 Value Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 2000 Index, the Russell 2000 Value Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

**Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 1/31/07 are 104.41% for Class A, Class B, and Class C; 22.10% for Class L, Class M, and Class X. Russell 2000 Index Closest Month-End to Inception average annual total returns as of 12/31/06 are 10.23% for Class A, Class B, and Class C; 14.71% for Class L, Class M, and Class X.

***Russell 2000 Value Index Closest Month-End to Inception cumulative total returns as of 1/31/07 are 201.08% for Class A, Class B, and Class C; 25.95% for Class L, Class M, and Class X. Russell 2000 Value Index Closest Month-End to Inception average annual total returns as of 12/31/06 are 16.38% for Class A, Class B, and Class C; 17.57% for Class L, Class M, and Class X.

Strategic Partners Style Specific Funds	5

Your Fund’s Performance (continued)

****Lipper Average Closest Month-End to Inception cumulative total returns as of 1/31/07 are 146.58% for Class A, Class B, and Class C; 19.20% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/06 are 12.58% for Class A, Class B, and Class C; 12.52% for Class L, Class M, and Class X.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/07
Ishares Russell 2000 Value Index Fund, Exchange Traded Funds	2.4%
Westar Energy, Inc., Electric Utilities	0.7
Delphi Financial Group, Inc. (Class A Stock), Insurance	0.7
Briggs & Stratton Corp., Machinery	0.6
Cleveland-Cliffs, Inc., Metals & Mining	0.6

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/07
Commercial Banks	7.5%
Insurance	7.2
Oil, Gas & Consumable Fuels	5.1
Chemicals	4.9
Machinery	4.7

Industry weightings are subject to change.

6	Visit our website at www.strategicpartners.com

Your Fund’s Performance

Strategic Partners Total Return Bond Fund

Fund objective

The Strategic Partners Total Return Bond Fund, managed by Pacific Investment Management Company LLC (PIMCO), has total return consisting of current income and capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans).

Cumulative Total Returns as of 1/31/07
	Six Months	One Year	Five Years	Since Inception[1]
Class A	2.30%	2.46%	26.49%	49.76%
Class B	1.93	1.85	23.24	44.34
Class C	2.05	1.97	23.50	44.64
Class L	2.19	2.23	N/A	2.40
Class M	1.93	1.72	N/A	1.68
Class X	2.54	2.80	N/A	2.76
Lehman Brothers U.S. Aggregate Bond Index[2]	3.65	4.28	26.90	**
Lehman Government/Credit Bond Index[3]	3.55	3.88	27.60	***
Lipper Corporate Debt A-Rated Funds Avg.[4]	3.57	3.83	25.82	****

Average Annual Total Returns[5] as of 12/31/06
		One Year	Five Years	Since Inception[1]
Class A		–1.44%	4.11%	5.21%
Class B		–2.35	4.37	5.34
Class C		1.61	4.55	5.36
Class L		–1.51	N/A	–1.09
Class M		–3.57	N/A	–1.88
Class X		–2.54	N/A	–1.19
Lehman Brothers U.S. Aggregate Bond Index[2]		4.33	5.06	**
Lehman Government/Credit Bond Index[3]		3.78	5.17	***
Lipper Corporate Debt A-Rated Funds Avg.[4]		3.86	4.82	****

Strategic Partners Style Specific Funds	7

Your Fund’s Performance (continued)

Distributions and Yields[1] as of 1/31/07
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.21	3.09%
Class B	$0.18	2.71
Class C	$0.18	2.72
Class L	$0.20	2.97
Class M	$0.17	2.46
Class X	$0.22	3.50

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are only exchangeable with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds and JennisonDryden Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1% Class B, Class C, Class M, Class X, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, Class C, 11/3/99; and Class L, Class M, Class X, 8/22/05.

2The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade debt securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

3The Lehman Government/Credit Bond Index is an unmanaged index of publicly traded intermediate- and long-term government and corporate debt with an average maturity of 10 years. It gives a broad look at how bond prices have performed.

4The Lipper Corporate Debt A-Rated Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Corporate Debt A-Rated Funds category. Funds in the Lipper Average invest primarily in corporate debt issues rated “A” or better, or government issues.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Class B, Class M, and Class X shares purchased on or after August 19, 1998, will automatically convert to Class A shares on a quarterly basis approximately seven years, eight years, and 10 years after purchase. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

8	Visit our website at www.strategicpartners.com

Investors cannot invest directly in an index. The returns for the Lehman Brothers U.S. Aggregate Bond Index and the Lehman Government/Credit Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Lehman Brothers U.S. Aggregate Bond Index, the Lehman Government/Credit Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

**Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 1/31/07 are 54.11% for Class A, Class B, and Class C; 3.83% for Class L, Class M, and Class X. Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns as of 12/31/06 are 6.23% for Class A, Class B, and Class C; 2.89% for Class L, Class M, and Class X.

***Lehman Government/Credit Index Closest Month-End to Inception cumulative total returns as of 1/31/07 are 54.96% for Class A, Class B, and Class C; 2.95% for Class L, Class M, and Class X. Lehman Government/Credit Index Closest Month-End to Inception average annual total returns as of 12/31/06 are 6.31% for Class A, Class B, and Class C; 2.27% for Class L, Class M, and Class X.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 1/31/07 are 48.70% for Class A, Class B, and Class C; 3.07% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/06 are 5.68% for Class A, Class B, and Class C; 2.31% for Class L, Class M, and Class X.

Five Largest Issues expressed as a percentage of net assets as of 1/31/07
Federal National Mortgage Assoc., 5.50%, 03/01/16 - 11/01/35	34.6%
Federal National Mortgage Assoc., 5.00%, 09/01/17 - 08/01/35	12.2
Federal National Mortgage Assoc., 6.00%, TBA	7.2
Ginnie Mae, 6.75%, 10/16/40	3.2
Federal National Mortgage Assoc., 4.00%, 07/01/19 - 07/01/20	3.1

Issuers are subject to change.

Strategic Partners Style Specific Funds	9

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2006, at the beginning of the period, and held through the six-month period ended January 31, 2007.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

10	Visit our website at www.strategicpartners.com

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners Large Capitalization Value Fund		Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,133.80	1.63%	$8.77
	Hypothetical	$1,000.00	$1,016.99	1.63%	$8.29

Class B	Actual	$1,000.00	$1,129.20	2.38%	$12.77
	Hypothetical	$1,000.00	$1,013.21	2.38%	$12.08

Class C	Actual	$1,000.00	$1,129.20	2.38%	$12.77
	Hypothetical	$1,000.00	$1,013.21	2.38%	$12.08

Dryden Small Cap Value Fund		Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,123.00	1.31%	$7.01
	Hypothetical	$1,000.00	$1,018.60	1.31%	$6.67

Class B	Actual	$1,000.00	$1,119.10	2.06%	$11.00
	Hypothetical	$1,000.00	$1,014.82	2.06%	$10.46

Class C	Actual	$1,000.00	$1,119.10	2.06%	$11.00
	Hypothetical	$1,000.00	$1,014.82	2.06%	$10.46

Class L	Actual	$1,000.00	$1,122.00	1.56%	$8.34
	Hypothetical	$1,000.00	$1,017.34	1.56%	$7.93

Strategic Partners Style Specific Funds	11

Fees and Expenses (continued)

Dryden Small Cap Value Fund		Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class M	Actual	$1,000.00	$1,119.10	2.06%	$11.00
	Hypothetical	$1,000.00	$1,014.82	2.06%	$10.46

Class X	Actual	$1,000.00	$1,120.90	2.06%	$11.01
	Hypothetical	$1,000.00	$1,014.82	2.06%	$10.46

Strategic Partners Total Return Bond Fund		Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,023.00	1.05%	$5.35
	Hypothetical	$1,000.00	$1,019.91	1.05%	$5.35

Class B	Actual	$1,000.00	$1,019.30	1.55%	$7.89
	Hypothetical	$1,000.00	$1,017.39	1.55%	$7.88

Class C	Actual	$1,000.00	$1,020.50	1.55%	$7.89
	Hypothetical	$1,000.00	$1,017.39	1.55%	$7.88

Class L	Actual	$1,000.00	$1,021.90	1.30%	$6.63
	Hypothetical	$1,000.00	$1,018.65	1.30%	$6.61

Class M	Actual	$1,000.00	$1,019.30	1.80%	$9.16
	Hypothetical	$1,000.00	$1,016.13	1.80%	$9.15

Class X	Actual	$1,000.00	$1,025.40	0.80%	$4.08
	Hypothetical	$1,000.00	$1,021.17	0.80%	$4.08

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2007 (to reflect the six-month period).

12	Visit our website at www.strategicpartners.com

SEMIANNUAL REPORT

JANUARY 31, 2007

STRATEGIC PARTNERS

LARGE CAPITALIZATION VALUE FUND

PORTFOLIO OF INVESTMENTS

Portfolio of Investments

as of January 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS

Aerospace/Defense 2.0%
2,000	Goodrich Corp.	$98,040
1,000	Honeywell International, Inc.	45,690
1,700	Lockheed Martin Corp.	165,223
19,400	Northrop Grumman Corp.	1,376,236

		1,685,189

Automobile Manufacturers 0.6%
15,000	General Motors Corp.	492,600

Automotive Components 1.3%
7,500	Johnson Controls, Inc.	693,450
2,100	Magna International, Inc. (Class A Stock) (Canada)	164,052
3,700	Paccar, Inc.	247,419

		1,104,921

Automotive Parts 0.1%
1,300	Advance Auto Parts, Inc.	49,335

Banks
600	Colonial BancGroup, Inc. (The)	14,724

Beverages 0.6%
4,900	Anheuser-Busch Cos., Inc.	249,753
12,000	Coca-Cola Enterprises, Inc.	246,240

		495,993

Biotechnology 0.2%
2,900	Amgen, Inc.*	204,073

Broadcasting
500	Clear Channel Communications, Inc.	18,160

Building & Construction 0.1%
3,600	Toll Brothers, Inc.*	121,788

Building Products 0.6%
15,000	Masco Corp.	479,850

See Notes to Financial Statements.

14	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Cable Television 0.3%
5,000	Comcast Corp. (Class A Stock)*	$221,600
200	EchoStar Communications Corp. (Class A Stock)*	8,068

		229,668

Chemicals 2.8%
1,900	Air Products & Chemicals, Inc.	141,854
24,400	Dow Chemical Co.	1,013,576
9,500	Eastman Chemical Co.	556,320
3,700	PPG Industries, Inc.	245,273
7,400	Rohm & Haas Co.	385,244

		2,342,267

Clothing & Apparel
100	NIKE, Inc. (Class B Stock)	9,881

Commercial Banks 5.2%
54,557	Bank of America Corp.	2,868,607
9,400	Comerica, Inc.	557,420
300	First Horizon National Corp.	13,080
20,700	KeyCorp	790,119
2,720	UnionBanCal Corp.	175,767

		4,404,993

Commercial Services & Supplies 0.2%
1,800	International Business Machines Corp.	178,470

Computer Hardware 0.4%
8,700	Hewlett-Packard Co.	376,536

Computer Services & Software 1.2%
30,300	Microsoft Corp.	935,058
2,300	Oracle Corp.*	39,468

		974,526

Computer Software 1.0%
32,886	CA, Inc.	807,351

Computers & Peripherals 0.2%
24,400	Sun Microsystems, Inc.*	162,016

Conglomerates 1.8%
42,400	General Electric Co.	1,528,520

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Large Capitalization Value Fund	15

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Construction 0.3%
4,600	Centex Corp.	$246,974
1,700	D.R. Horton, Inc.	49,402

		296,376

Consumer Products & Services 3.8%
19,240	Altria Group, Inc.	1,681,384
1,600	Avon Products, Inc.	55,024
22,200	Procter & Gamble Co.	1,440,114

		3,176,522

Diversified 0.2%
3,100	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	132,928
1,400	Ventas, Inc.	64,750

		197,678

Diversified Financial Services 1.5%
12,000	JPMorgan Chase & Co.	611,160
8,000	Lehman Brothers Holdings, Inc.	657,920

		1,269,080

Diversified Manufacturing Operations 0.1%
500	Textron, Inc.	46,585

Electric - Integrated 0.2%
11,800	Sierra Pacific Resources*	200,836

Electric Utilities 1.3%
11,600	Exelon Corp.	695,884
7,500	FPL Group, Inc.	424,875

		1,120,759

Energy Equipment & Services 1.5%
12,500	GlobalSantaFe Corp. (Cayman Islands)	725,125
17,400	Halliburton Co.	513,996

		1,239,121

Entertainment & Leisure 0.2%
1,700	Sabre Holdings Corp.	54,927
4,300	Walt Disney Co. (The)	151,231

		206,158

See Notes to Financial Statements.

16	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Environmental Services 0.3%
6,740	Waste Management, Inc.	$255,985

Exchange Traded Fund
290	iShares Russell 1000 Value Index Fund	24,273

Financial - Bank & Trust 4.2%
800	Bank of New York Co., Inc. (The)	32,008
2,500	E*Trade Group Corp.*	60,950
6,200	Marshall & Ilsley Corp.	291,772
6,400	State Street Corp.	454,720
2,900	SunTrust Banks, Inc.	240,990
5,000	TCF Financial Corp.	126,900
22,400	U.S. Bancorp	797,440
9,500	Wachovia Corp.	536,750
28,000	Wells Fargo & Co.	1,005,760
300	Zions Bancorp	25,446

		3,572,736

Financial - Brokerage 0.2%
2,600	MGIC Investment Corp.	160,472

Financial Services 5.6%
4,013	Capital One Financial Corp.	322,645
7,900	CIT Group, Inc.	465,784
50,000	Citigroup, Inc.	2,756,500
1,500	Franklin Resources, Inc.	178,665
1,000	Merrill Lynch & Co., Inc.	93,560
10,900	Morgan Stanley	902,411
2,200	TD Ameritrade Holding Corp.*	38,918

		4,758,483

Food & Staples Retailing 0.5%
5,500	Safeway, Inc.	198,165
5,300	Wal-Mart Stores, Inc.	252,757

		450,922

Food - Wholesale 0.1%
1,400	SUPERVALU, Inc.	53,172

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Large Capitalization Value Fund	17

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Food Products 0.5%
2,100	General Mills, Inc.	$120,204
12,440	Unilever PLC, ADR (United Kingdom)	339,736

		459,940

Foods 0.6%
11,000	Archer-Daniels-Midland Co.	352,000
200	Kellogg Co.	9,854
3,500	Kraft Foods, Inc. (Class A Stock)	122,220
400	Sysco Corp.	13,820
200	Wrigley, (Wm., Jr.) Co.	10,304

		508,198

Healthcare Providers & Services 1.4%
3,300	Aetna, Inc.	139,128
3,300	CIGNA Corp.	436,920
39,000	Tenet Healthcare Corp.*	275,340
3,900	WellPoint, Inc.*	305,682

		1,157,070

Hotels, Restaurants & Leisure 1.5%
7,600	Carnival Corp.	391,856
12,500	McDonald’s Corp.	554,375
4,540	Wyndham Worldwide Corp*	141,648
3,200	Yum! Brands, Inc.	192,032

		1,279,911

Household Durables 1.4%
2,800	Fortune Brands, Inc.	234,416
16,100	Lennar Corp. (Class A Stock)	875,518
1,440	Lennar Corp. (Class B Stock)	72,806

		1,182,740

Household Products 0.6%
7,400	Kimberly-Clark Corp.	513,560

Independent Power Producers & Energy Traders 0.8%
12,300	TXU Corp.	665,184

See Notes to Financial Statements.

18	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Industrial Conglomerates 1.1%
2,800	3M Co.	$208,040
23,100	Tyco International Ltd. (Bermuda)	736,428

		944,468

Insurance 9.5%
18,400	Allstate Corp. (The)	1,106,944
5,400	Ambac Financial Group, Inc.	475,740
5,300	American International Group, Inc.	362,785
5,100	Assurant, Inc.	283,458
200	Chubb Corp.	10,408
28,900	Genworth Financial, Inc. (Class A Stock)	1,008,610
4,500	Hanover Insurance Group, Inc. (The)	216,225
5,000	Hartford Financial Service Group, Inc.	474,550
200	Lincoln National Corp.	13,428
5,500	MBIA, Inc.	395,065
21,490	MetLife, Inc.	1,334,959
2,600	Protective Life Corp.	127,218
28,750	St. Paul Travelers Cos., Inc. (The)	1,461,937
24,300	UnumProvident Corp.	534,600
3,500	XL Capital Ltd. (Class A Stock) (Cayman Islands)	241,500

		8,047,427

Internet & Catalog Retail
500	Expedia, Inc.*	10,725

Internet Services
200	eBay, Inc.*	6,478

IT Services 1.1%
30,500	Electronic Data Systems Corp.	802,455
6,500	First Data Corp.	161,590

		964,045

Machinery 0.4%
4,300	SPX Corp.	301,817

Machinery & Equipment 0.8%
5,600	Deere & Co.	561,568
2,000	Rockwell Automation, Inc.	122,420

		683,988

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Large Capitalization Value Fund	19

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Manufacturing 0.3%
2,800	Eaton Corp.	$219,380

Media 3.0%
27,400	CBS Corp. (Class B Stock)	854,058
800	E.W. Scripps Co. (Class A Stock)	39,064
13,500	Gannett Co., Inc.	784,890
8,000	Idearc, Inc.*	259,360
18,900	News Corp. (Class A Stock)	439,425
7,500	Time Warner, Inc.	164,025
400	Viacom, Inc. (Class B Stock)*	16,268

		2,557,090

Medical Supplies & Equipment 2.2%
1,500	Bristol-Meyers Squibb Co.	43,185
51,000	Pfizer, Inc.	1,338,240
1,900	Sepracor, Inc.*	108,414
7,200	Wyeth	355,752

		1,845,591

Metals & Mining 2.6%
39,672	Alcoa, Inc.	1,281,406
5,000	Phelps Dodge Corp.	618,000
3,500	United States Steel Corp.	292,215

		2,191,621

Multi-Line Retail 0.3%
6,500	Federated Department Stores, Inc.	269,685

Networking/Telecom Equipment 0.2%
5,700	Cisco Systems, Inc.*	151,563

Office Equipment 0.1%
3,600	Staples, Inc.	92,592

Oil, Gas & Consumable Fuels 11.3%
12,800	Apache Corp.	934,016
400	BJ Services Co.	11,064
7,200	ChevronTexaco Corp.	524,736
24,500	ConocoPhillips	1,627,045
4,400	Devon Energy Corp.	308,396
29,900	Exxon Mobil Corp.	2,215,590
300	Hess Corp.	16,197

See Notes to Financial Statements.

20	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

4,300	Marathon Oil Corp.	$388,462
30,600	Occidental Petroleum Corp.	1,418,616
2,300	Praxair, Inc.	145,038
1,600	Southwestern Energy Co.*	61,536
2,700	Sunoco, Inc.	170,451
2,500	Tesoro Corp.	205,975
17,300	Valero Energy Corp.	939,044
2,800	Weatherford International Ltd.*	113,064
8,700	XTO Energy, Inc.	439,089

		9,518,319

Paper & Forest Products 0.6%
6,700	Weyerhaeuser Co.	502,500

Pharmaceuticals 2.0%
3,700	Abbott Laboratories	196,100
3,700	Johnson & Johnson	247,160
23,300	Merck & Co., Inc.	1,042,675
8,000	Schering-Plough Corp.	200,000

		1,685,935

Pipelines 0.1%
7,000	Dynegy, Inc. (Class A Stock)*	49,350

Real Estate Investment Trusts 2.3%
4,300	Apartment Investment & Management Co. (Class A Stock)	269,309
3,200	Hospitality Properties Trust	156,160
11,400	Host Hotels & Resorts, Inc.	301,758
4,200	New Century Financial Corp.	127,134
7,200	ProLogis	468,000
1,700	Realty Income Corp.	48,926
4,700	Simon Property Group, Inc.	537,633

		1,908,920

Real Estate Management & Development 0.5%
13,575	Realogy Corp.*	405,893

Retail 0.1%
1,400	Family Dollar Stores, Inc.	45,360

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Large Capitalization Value Fund	21

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Retail & Merchandising 0.4%
1,200	Abercrombie & Fitch Co. (Class A Stock)	$95,448
1,700	J.C. Penney Co., Inc.	138,108
1,500	Kohl’s Corp.*	106,365

		339,921

Road & Rail 0.4%
2,270	Avis Budget Group*	57,794
3,200	Burlington North Santa Fe Corp.	257,152

		314,946

Semiconductors 0.1%
2,300	Xilinx, Inc.	55,890

Software 0.4%
9,600	BMC Software, Inc.*	330,144

Specialty Retail 0.9%
12,500	Home Depot, Inc.	509,250
9,000	Limited Brands, Inc.	251,460

		760,710

Telecommunication Services 0.3%
6,400	Crown Castle International Corp.*	225,024

Telecommunications 5.4%
51,600	AT&T, Inc.	1,941,708
6,700	Corning, Inc.*	139,628
2,600	Juniper Networks, Inc.*	47,112
4,700	Motorola, Inc.	93,295
3,400	QUALCOMM, Inc.	128,044
21,600	Sprint Nextel Corp.	385,128
48,300	Verizon Communications, Inc.	1,860,516

		4,595,431

Textiles, Apparel & Luxury Goods 0.4%
1,500	Coach, Inc.*	68,790
7,300	Jones Apparel Group, Inc.	249,368

		318,158

Thrifts & Mortgage Finance 3.6%
23,300	Countrywide Financial Corp.	1,013,084
1,900	Fannie Mae	107,407

See Notes to Financial Statements.

22	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

15,300	Freddie Mac	$993,429
20,555	Washington Mutual, Inc.	916,548

		3,030,468

Transportation 0.8%
6,300	CSX Corp.	231,777
9,000	Norfolk Southern Corp.	446,850

		678,627

Utilities 3.0%
12,500	American Electric Power Co., Inc.	544,125
15,200	CMS Energy Corp.	253,688
3,400	Dominion Resources, Inc.	282,064
2,000	DTE Energy Co.	92,740
11,800	Edison International	530,764
1,500	Illinois Tool Works, Inc.	76,485
7,000	Northeast Utilities	193,550
1,100	Pinnacle West Capital Corp.	53,669
3,300	SCANA Corp.	134,376
2,400	Wisconsin Energy Corp.	111,744
12,900	Xcel Energy, Inc.	300,957

		2,574,162

	Total long-term investments (cost $66,508,369)	84,102,850

SHORT-TERM INVESTMENTS 0.5%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
397,840	(cost $397,840)(w)	397,840

	Total Investments 100.1% (cost $66,906,209; Note 5)	84,500,690
	Liabilities in excess of other assets (0.1%)	(108,095)

	Net Assets 100%	$84,392,595

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Large Capitalization Value Fund	23

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2007 was as follows:

Industry
Oil, Gas & Consumable Fuels	11.3%
Insurance	9.5
Financial Services	5.6
Telecommunications	5.4
Commercial Banks	5.2
Financial - Bank & Trust	4.2
Consumer Products & Services	3.8
Thrifts & Mortgage Finance	3.6
Utilities	3.0
Media	3.0
Chemicals	2.8
Metals & Mining	2.6
Real Estate Investment Trusts	2.3
Medical Supplies & Equipment	2.2
Pharmaceuticals	2.0
Aerospace/Defense	2.0
Conglomerates	1.8
Hotels, Restaurants & Leisure	1.5
Diversified Financial Services	1.5
Energy Equipment & Services	1.5
Household Durables	1.4
Healthcare Providers & Services	1.4
Electric Utilities	1.3
Automotive Components	1.3
Computer Services & Software	1.2
IT Services	1.1
Industrial Conglomerates	1.1
Computer Software	1.0
Specialty Retail	0.9
Machinery & Equipment	0.8
Transportation	0.8
Independent Power Producers & Energy Traders	0.8
Household Products	0.6
Foods	0.6
Paper & Forest Products	0.6
Beverages	0.6
Automobile Manufacturers	0.6
Building Products	0.6
Food Products	0.5
Food & Staples Retailing	0.5
Real Estate Management & Development	0.5
Affiliated Money Market Mutual Fund	0.5
Computer Hardware	0.4
Retail & Merchandising	0.4

See Notes to Financial Statements.

24	Visit our website at www.strategicpartners.com

Software	0.4%
Textiles, Apparel & Luxury Goods	0.4
Road & Rail	0.4
Machinery	0.4
Construction	0.3
Multi-line Retail	0.3
Environmental Services	0.3
Cable Television	0.3
Telecommunication Services	0.3
Manufacturing	0.3
Entertainment & Leisure	0.2
Biotechnology	0.2
Electric - Integrated	0.2
Diversified	0.2
Commercial Services & Supplies	0.2
Computers & Peripherals	0.2
Financial - Brokerage	0.2
Networking/Telecom Equipment	0.2
Building & Construction	0.1
Office Equipment	0.1
Semiconductors	0.1
Food - Wholesale	0.1
Pipelines	0.1
Automotive Parts	0.1
Diversified Manufacturing Operations	0.1
Retail	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Large Capitalization Value Fund	25

SEMIANNUAL REPORT

JANUARY 31, 2007

DRYDEN SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

Portfolio of Investments

as of January 31, 2007 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.6%
COMMON STOCKS

Aerospace & Defense 1.4%
6,000	Alliant Techsystems, Inc.*	$486,000
31,700	Curtiss-Wright Corp. (Class B Stock)	1,210,306
8,800	DRS Technologies, Inc.	487,520
3,200	GenCorp, Inc.*	47,872
790	Herley Industries, Inc.*	13,161
28,700	Hexcel Corp.*	552,188
33,600	Moog, Inc. (Class A Stock)*	1,310,064
18,000	MTC Technologies, Inc.*	411,660
7,400	Teledyne Technologies, Inc.*	282,310

		4,801,081

Air Freight & Logistics 0.1%
57,921	ABX Air, Inc.*	395,601

Airlines 1.1%
19,800	Alaska Air Group, Inc.*	848,430
68,400	ExpressJet Holdings, Inc.*	534,204
34,600	Republic Airways Holdings, Inc.*	661,552
65,000	Skywest, Inc.	1,764,100

		3,808,286

Auto Components 1.9%
27,900	Aftermarket Technology Corp.*	601,524
44,100	American Axle & Manufacturing Holdings, Inc.	916,398
73,700	ArvinMeritor, Inc.	1,418,725
6,300	BorgWarner, Inc.	431,802
44,700	Lear Corp.*	1,513,542
28,200	Modine Manufacturing Co.	737,712
30,400	Tenneco, Inc.*	706,800

		6,326,503

Automobiles 0.5%
24,500	Thor Industries, Inc.	1,035,370
15,200	Winnebago Industries	509,808

		1,545,178

Beverages 0.1%
8,000	Boston Beer Co., Inc. (Class A Stock)*	281,200

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Dryden Small Cap Value Fund	27

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Building Products 1.0%
10,100	American Woodmark Corp.	$454,096
6,400	Griffon Corp.*	164,864
43,000	Lennox International, Inc.	1,304,620
19,400	Simpson Manufacturing Co., Inc.	634,574
13,900	Universal Forest Products, Inc.	679,710

		3,237,864

Capital Markets 1.2%
9,500	Affiliated Managers Group, Inc.*	1,058,300
23,495	Calamos Asset Management, Inc. (Class A Stock)	643,528
9,200	Eaton Vance Corp.	315,560
2,000	Epoch Holding Corp.*	18,900
6,600	Jefferies Group, Inc.	194,436
41,700	MCG Capital Corp	824,409
21,700	Raymond James Financial, Inc.	692,664
1,400	Stewart, (W.P.) & Co., Ltd. (Bermuda)	21,910
16,300	SWS Group, Inc.	411,249

		4,180,956

Chemicals 4.9%
16,600	Arch Chemicals, Inc.	559,918
10,500	Cytec Industries, Inc.	611,310
22,700	Ferro Corp.	483,737
13,200	FMC Corp.	1,027,620
1,300	Fuller, (H.B.) Co.	33,631
35,700	Georgia Gulf Corp.	742,917
32,000	Hercules, Inc.*	627,520
18,700	Lubrizol Corp. (The)	963,424
32,700	MacDermid, Inc.	1,134,363
1,650	Material Sciences Corp.*	19,503
44,800	Methanex Corp. (Canada)	1,198,848
8,700	NewMarket Corp.	484,590
104,100	Olin Corp.	1,753,044
21,600	OM Group, Inc.*	1,055,376
13,700	Pioneer Cos., Inc.*	410,178
95,600	PolyOne Corp.*	700,748
49,300	RPM International, Inc.	1,145,239
6,000	Scotts Co. (The) (Class A Stock)	321,420
49,800	Sensient Technologies Corp.	1,229,064
27,200	Spartech Corp.	762,144
44,800	Valspar Corp.	1,262,464

		16,527,058

See Notes to Financial Statements.

28	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Commercial Banks 7.5%
9,500	AMCORE Financial, Inc.	$320,815
12,900	Bancorpsouth, Inc.	326,757
23,100	Chemical Financial Corp.	688,380
68,200	Citizens Banking Corp.	1,671,582
17,300	City Holding Co.	693,730
29,400	Community Bank System, Inc.	666,204
25,200	Community Banks, Inc.	640,332
13,800	First Community Bancshares, Inc.	560,832
25,600	First Financial Bancorp	420,608
22,600	First Merchants Corp.	585,114
16,200	First Republic Bank (CA)	870,264
11,400	FirstMerit Corp.	256,728
54,800	Greater Bay Bancorp Holding Co.	1,531,112
18,700	Independent Bank Corp.	601,392
48,300	International Bancshares Corp.	1,415,673
36,300	MB Financial, Inc.	1,340,196
58,200	National Penn Bancshares, Inc.	1,094,160
29,200	NBT Bancorp, Inc.	724,160
51,300	Old National Bancorp.	961,362
3,095	Oriental Financial Group, Inc.	39,678
51,000	Pacific Capital Bancorp	1,629,960
8,700	PrivateBancorp, Inc.	325,293
40,400	Provident Bankshares Corp.	1,431,776
18,600	Simmons First National Corp. (Class A Stock)	571,764
12,500	South Financial Group, Inc. (The)	323,000
53,100	Sterling Financial Corp.	1,761,327
26,900	Sterling Financial Corp. (WA)	614,934
32,300	Susquehanna Bancshares, Inc.	815,252
10,200	SVB Financial Group*	475,830
16,600	UMB Financial Corp.	607,062
25,200	Westamerica Bancorporation	1,256,220

		25,221,497

Commercial Services & Supplies 2.7%
10,500	Administaff, Inc.	429,870
4,500	AMREP Corp.	459,675
5,100	Clean Harbors, Inc.*	273,564
33,700	Deluxe Corp.	1,008,304
900	GP Strategies Corp.*	7,686
4,900	Harland, (John H.) Co.	246,862
2,800	Healthcare Services Group, Inc.	80,976
14,100	HNI Corp.	684,414

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Dryden Small Cap Value Fund	29

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

20,400	Labor Ready, Inc.*	$383,112
17,300	M&F Worldwide Corp.*	589,930
20,200	McGrath Rentcorp.	618,726
15,700	Pike Electric Corp.*	255,439
47,900	Schawk, Inc.	851,183
37,200	School Specialty, Inc.*	1,448,940
900	Team, Inc.*	30,735
22,900	Tetra Tech, Inc.*	411,742
22,500	Waste Connections, Inc.*	980,325
7,000	Watson Wyatt & Co. Holdings	310,030

		9,071,513

Communication Equipment 0.3%
20,100	Arris Group, Inc.*	285,822
11,800	Avocent Corp.*	407,572
18,500	Plantronics, Inc.	364,450

		1,057,844

Computers & Peripherals 0.4%
31,000	Hutchinson Technology, Inc.*	688,820
15,700	Komag, Inc.*	535,684

		1,224,504

Construction & Engineering 0.3%
26,200	URS Corp. *	1,125,814

Construction Materials 0.4%
64,900	Headwaters, Inc.*	1,474,528

Consumer Finance 0.4%
14,200	CompuCredit Corp.*	502,538
13,900	Credit Acceptance Corp.*	404,073
13,600	First Cash Financial Services, Inc.*	319,328
200	Student Loan Corp. (The)	40,100

		1,266,039

Containers & Packaging 0.8%
10,100	AptarGroup, Inc.	616,201
9,100	Greif, Inc. (Class A Stock)	1,040,221
52,300	Myers Industries, Inc.	900,606

		2,557,028

See Notes to Financial Statements.

30	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Distributors 0.3%
27,100	Building Material Holding Corp.	$645,793
59,600	Source Interlink Cos., Inc.*	438,060

		1,083,853

Diversified Consumer Services 1.0%
10,100	Pre-Paid Legal Services, Inc.*	392,688
31,400	Regis Corp.	1,312,206
100,000	Stewart Enterprises, Inc.	711,000
10,100	Universal Technical Institute, Inc.*	238,865
11,700	Vertrue, Inc.*	543,933

		3,198,692

Diversified Financial Services 0.7%
66,000	Asset Acceptance Capital Corp.*	1,018,380
14,000	Asta Funding, Inc.	451,080
26,400	Financial Federal Corp.	755,040

		2,224,500

Diversified Telecommunication Services 0.9%
13,800	Atlantic Tele-Network, Inc.	414,552
25,100	CT Communications, Inc.	613,193
2,000	D & E Communications, Inc.	25,580
69,800	Iowa Telecommunications Services, Inc.	1,402,980
72,000	Premiere Global Services, Inc.*	681,120

		3,137,425

Electric Utilities 2.0%
53,000	Cleco Corp.	1,353,620
9,700	Duquesne Light Holdings, Inc.	194,097
43,200	El Paso Electric Co.*	1,049,760
29,000	Idacorp, Inc.	1,071,550
700	MGE Energy, Inc.	23,926
23,900	Otter Tail Corp.	772,687
88,400	Westar Energy, Inc.	2,347,904

		6,813,544

Electrical Equipment 1.2%
8,400	Acuity Brands, Inc.	487,284
8,300	Franklin Electric Co., Inc.	418,154
9,000	General Cable Corp.*	388,170
72,400	GrafTech International Ltd.*	587,888

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Dryden Small Cap Value Fund	31

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

15,600	Lamson & Sessions Co.*	$407,004
19,400	Regal-Beloit Corp.	976,208
200	SL Industries, Inc.*	3,012
3,200	Smith, (A.O.) Corp.	122,720
10,200	Thomas & Betts Corp.*	488,478

		3,878,918

Electronic Equipment & Instruments 2.3%
27,400	Aeroflex, Inc.*	327,704
17,300	Avnet, Inc.*	537,165
47,000	Benchmark Electronics, Inc.*	1,064,550
18,600	Brightpoint, Inc.*	204,786
38,700	Checkpoint Systems, Inc.*	727,173
2,500	Coherent, Inc.*	76,875
74,300	CTS Corp.	1,151,650
20,096	FLIR Systems, Inc.*	621,167
41,700	Insight Enterprises, Inc.*	847,761
5,700	Itron, Inc.*	328,548
2,600	Methode Electronics, Inc. (Class A Stock)	28,626
5,900	Mettler-Toledo International, Inc.*	488,520
17,400	Park Electrochemical Corp.	464,406
20,600	Paxar Corp.*	452,788
37,400	TTM Technologies, Inc.*	400,554

		7,722,273

Energy Equipment & Services 1.9%
20,300	Bristow Group, Inc.*	758,205
64,800	Grey Wolf, Inc.*	442,584
17,500	GulfMark Offshore, Inc.*	631,925
7,200	Hornbeck Offshore Services, Inc.*	198,144
22,700	Lone Star Technologies, Inc.*	1,097,545
9,800	Lufkin Industries, Inc.	586,530
15,621	Oceaneering International, Inc.*	616,561
12,300	Oil States International, Inc.*	354,486
11,100	Tidewater, Inc.	572,427
13,100	Universal Compression Holdings, Inc.*	791,764
10,400	W-H Energy Services, Inc.*	471,952

		6,522,123

Exchange Traded Funds 2.9%
20,905	iShares Russell 2000 Value Index Fund	1,697,486
104,201	iShares S&P SmallCap 600 Barra Value Index Fund	8,030,771

		9,728,257

See Notes to Financial Statements.

32	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Food & Staples Retailing 0.9%
14,000	Casey’s General Stores, Inc.	$357,280
20,200	Ingles Markets, Inc. (Class A Stock)	739,724
19,400	Nash Finch Co.	560,272
8,800	Performance Food Group Co.*	261,008
43,900	Ruddick Corp.	1,220,420
3,600	Topps Co., Inc. (The)	35,424

		3,174,128

Food Products 1.9%
40,000	Chiquita Brands International, Inc.*	634,800
19,000	Corn Products International, Inc.	650,750
400	Farmer Brothers Co.	8,056
30,700	Flowers Foods, Inc.	863,284
1,700	Fresh del Monte Produce, Inc.* (Cayman Islands)	26,180
26,700	Lancaster Colony Corp.	1,167,858
7,900	Pilgrim’s Pride Corp.	250,193
14,600	Ralcorp Holdings, Inc.*	807,964
400	Seaboard Corp.	770,800
26,800	Smucker, (J.M.) Co. (The)	1,272,732

		6,452,617

Gas Utilities 2.9%
12,400	AGL Resources, Inc.	487,320
40,700	Atmos Energy Corp.	1,271,468
10,500	Cascade Natural Gas Corp.	273,105
14,000	Energen Corp.	647,920
20,100	Laclede Gas Co.	652,848
25,500	Nicor, Inc.	1,160,250
9,600	Northwest Natural Gas Co.	390,624
29,900	ONEOK, Inc.	1,283,009
2,900	Peoples Energy Corp.	126,295
11,801	Southern Union Co.	328,173
47,600	Southwest Gas Corp.	1,868,300
45,100	WGL Holdings, Inc.	1,426,513

		9,915,825

Healthcare Equipment & Supplies 1.1%
9,500	Arrow International, Inc.	319,770
24,200	Cooper Cos., Inc. (The)	1,154,340
700	Exactech, Inc.*	10,675
6,000	Hillenbrand Industries, Inc.	342,060

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Dryden Small Cap Value Fund	33

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

7,100	ICU Medical, Inc.*	$280,095
34,300	Invacare Corp.	740,537
6,300	Kensey Nash Corp.*	199,584
9,900	Medical Action Industries, Inc.*	312,345
3,800	West Pharmaceutical Services, Inc.	184,414

		3,543,820

Healthcare Providers & Services 2.5%
58,400	Alliance Imaging, Inc.*	408,216
8,301	Amedisys, Inc.*	268,288
51,100	AMERIGROUP Corp.*	1,852,886
21,900	Amsurg Corp.*	481,800
28,600	Apria Healthcare Group, Inc.*	794,222
44,000	Centene Corp.*	1,096,480
7,200	Healthways, Inc.*	326,952
27,800	Kindred Healthcare, Inc.*	797,860
200	Landauer, Inc.	10,274
2,400	LHC Group, Inc.*	62,472
25,900	Magellan Health Services, Inc.*	1,056,979
32,200	Owens & Minor, Inc.	1,077,090
2,000	Pediatrix Medical Group, Inc.*	105,080
6,200	Sunrise Senior Living, Inc.*	221,712

		8,560,311

Hotels, Restaurants & Leisure 2.2%
22,500	Applebee’s International, Inc.	567,900
16,100	Brinker International, Inc.	507,955
23,800	CBRL Group, Inc.	1,115,982
16,000	CEC Entertainment, Inc.*	676,640
900	Churchill Downs, Inc.	37,611
32,900	Dover Downs Gaming & Entertainment, Inc.	430,661
20,100	Landry’s Restaurants, Inc.	601,995
28,300	O’Charleys, Inc.*	601,092
17,600	Pinnacle Entertainment, Inc.*	607,728
17,700	Ruby Tuesday, Inc.	506,397
21,500	Sonic Corp.*	477,515
37,800	Steak N Shake Co. (The)*	666,792
28,000	Triarc Cos., Inc. (Class B Stock)	547,400
3,900	Vail Resorts, Inc.*	180,375

		7,526,043

See Notes to Financial Statements.

34	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Household Durables 3.0%
38,300	American Greetings Corp. (Class A Stock)	$919,966
7,300	Avatar Holdings, Inc.*	588,964
29,300	Blyth, Inc.	609,147
500	Cavco Industries, Inc.*	16,185
33,800	Champion Enterprises, Inc.*	277,498
14,000	CSS Industries, Inc.	504,980
27,900	Ethan Allen Interiors, Inc.	1,050,993
3,400	Harman International Industries, Inc.	321,538
18,900	Hovnanian Enterprises, Inc. (Class A Stock)*	629,181
7,200	M.D.C. Holdings, Inc.	419,544
19,900	M/I Homes, Inc.	717,992
41,514	Meritage Homes Corp.*	1,845,297
400	Skyline Corp.	15,116
13,400	Snap-On, Inc.	646,014
18,200	Standard Pacific Corp.	499,408
18,300	Tempur-Pedic International, Inc.*	435,540
30,200	Tupperware Corp.	704,566

		10,201,929

Household Products 0.3%
19,000	Central Garden & Pet Co.*	851,010

Industrial Conglomerates 0.4%
1,200	Sequa Corp. (Class A Stock)*	151,188
500	Standex International Corp.	14,570
19,700	Teleflex, Inc.	1,315,566

		1,481,324

Insurance 7.2%
1,500	Alleghany Corp.*	537,765
28,200	American Equity Investment Life Holding Co.	361,242
25,400	Argonaut Group, Inc.*	851,916
5,100	CNA Surety Corp.*	108,375
52,200	Commerce Group, Inc.	1,575,396
57,100	Delphi Financial Group, Inc. (Class A Stock)	2,252,024
15,200	FBL Financial Group, Inc. (Class A)	589,912
17,116	Harleysville Group, Inc.	581,944
23,100	HCC Insurance Holdings, Inc.	720,720
29,000	Hilb, Rogal & Hobbs Co.	1,225,250
38,000	Horace Mann Educators Corp.	753,540
15,500	Infinity Property & Casual Corp.	741,520
23,900	Landamerica Financial Group, Inc.	1,507,134

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Dryden Small Cap Value Fund	35

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

28,400	Odyssey Re Holdings Corp.	$1,120,380
44,000	Ohio Casualty Corp.	1,299,760
32,300	Philadelphia Consolidated Holding Corp.*	1,455,438
101,600	Phoenix Cos., Inc. (The)	1,527,048
18,100	Platinum Underwriters Holdings Ltd. (Bermuda)	540,285
23,700	ProAssurance Corp.*	1,203,723
25,800	RLI Corp.	1,427,772
19,300	Selective Insurance Group	992,985
47,300	State Auto Financial Corp.	1,522,114
16,500	Stewart Information Services Corp.	693,660
22,800	United Fire & Casualty Co.	771,780

		24,361,683

Internet Services 0.6%
76,700	CIBER, Inc.*	527,696
11,800	Edgewater Technology, Inc.*	74,576
8,600	Global Payments, Inc.	324,736
62,500	Perot Systems Corp. (Class A Stock)*	1,021,250
3,400	Tyler Technologies, Inc.*	47,260

		1,995,518

Internet Software & Services 0.6%
117,200	EarthLink, Inc.*	856,732
60,600	United Online, Inc.	850,824
17,200	Vignette Corp.*	308,224

		2,015,780

Leisure Equipment & Products 0.5%
10,500	Brunswick Corp.	358,155
52,200	K2, Inc.*	630,576
500	Marine Products Corp.	4,915
12,900	Polaris Industries, Inc.	603,204

		1,596,850

Life Science Tools & Services 0.2%
26,300	PharmaNet Development Group, Inc.*	522,055

Machinery 4.7%
40,300	Accuride Corp.*	452,166
8,900	Actuant Corp. (Class A Stock)	443,131
37,900	Albany International Corp. (Class A Stock)	1,286,326
68,300	Barnes Group, Inc.	1,462,986
67,900	Briggs & Stratton Corp.	2,012,556

See Notes to Financial Statements.

36	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

10,600	Bucyrus International, Inc. (Class A Stock)	$491,946
500	CIRCOR International, Inc.	18,045
39,100	Crane Co.	1,518,253
21,500	EnPro Industries, Inc.*	710,575
27,800	Federal Signal Corp.	456,476
13,700	Harsco Corp.	1,176,556
8,900	IDEX Corp.	461,910
3,200	Kaydon Corp.	137,920
5,400	Kennametal, Inc.	333,720
7,100	Lincoln Electric Holdings, Inc.	431,467
32,000	Mueller Industries, Inc.	1,042,240
5,000	NACCO Industries, Inc. (Class A Stock)	722,250
11,000	Nordson Corp.	568,920
8,900	Tennant Co.	275,188
44,700	Timken Co.	1,278,867
37,700	Wabash National Corp.	600,938

		15,882,436

Media 2.9%
1,000	Acme Communications, Inc.*	5,040
600	Alloy, Inc.*	7,122
59,300	Belo Corp. (Class A Stock)	1,110,096
51,000	Citadel Broadcasting Corp.	541,620
6,300	Crown Media Holdings, Inc.*	25,704
26,700	Entercom Communications Corp.	752,673
2,400	Gray Television, Inc.	21,456
11,300	Interactive Data Corp.	264,307
46,200	Journal Communications, Inc. (Class A Stock)	622,314
138,200	Journal Register Co.	966,018
30,100	Lee Enterprises, Inc.	1,000,223
48,300	Lin TV Corp. (Class A Stock)*	530,817
20,900	Media General, Inc. (Class A Stock)	836,209
84,700	Radio One, Inc. (Class D Stock)*	622,545
1,900	Saga Communications, Inc. (Class A Stock)*	17,575
4,500	Salem Communications Corp. (Class A Stock)	55,215
9,200	Scripps, (E.W.) Co., (Class A Stock)	449,236
52,000	Sinclair Broadcast Group, Inc. (Class A Stock)	612,040
38,600	Valassis Communications, Inc.*	593,282
84,900	Westwood One, Inc.	588,357

		9,621,849

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Dryden Small Cap Value Fund	37

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Metals & Mining 2.3%
25,900	Chaparral Steel Co.	$1,328,152
35,727	Cleveland-Cliffs, Inc.	1,952,838
40,200	Commercial Metals Co.	1,089,822
11,200	Gibraltar Industries, Inc.	274,736
46,300	IAMGOLD Corp. (Canada)	408,366
20,700	Metal Management, Inc.	849,528
47,800	Quanex Corp.	1,873,282

		7,776,724

Multi-Line Retail 0.1%
29,900	Tuesday Morning Corp.	498,134

Multi-Utilities 1.7%
37,500	Avista Corp.	943,125
24,100	Black Hills Corp.	893,387
16,000	CH Energy Group, Inc.	816,640
54,900	PNM Resources, Inc.	1,673,352
45,900	Vectren Corp.	1,290,708

		5,617,212

Oil, Gas & Consumable Fuels 5.1%
17,200	Alon USA Energy, Inc.	462,508
14,200	Arlington Tankers Ltd.	338,528
1,100	Atlas America, Inc.*	58,883
15,400	Berry Petroleum Co. (Class A Stock)	478,016
27,879	Cabot Oil & Gas Corp.	1,808,232
29,700	Callon Petroleum Co.*	412,236
12,200	Clayton Williams Energy, Inc.*	393,938
20,100	Comstock Resources, Inc.*	642,195
39,600	Encore Acquisition Co.*	1,027,620
13,500	Forest Oil Corp.*	430,920
18,000	Frontier Oil Corp.	511,380
39,200	Frontline Ltd. (Bermuda)	1,289,680
35,800	General Maritime Corp. (Marshall Islands)	1,306,342
24,700	Gulfport Energy Corp.*	295,165
20,800	Holly Corp.	1,095,952
12,700	Massey Energy Co.	300,863
15,400	Range Resources Corp.	472,626
3,300	Rosetta Resources, Inc.*	62,073
36,500	St. Mary Land & Exploration Co.	1,313,635
41,700	Swift Energy Co.*	1,848,978
60,600	VAALCO Energy, Inc.*	394,506

See Notes to Financial Statements.

38	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

30,300	W&T Offshore, Inc.	$930,816
10,500	Western Refining, Inc.	287,175
23,500	Whiting Petroleum Corp.*	1,070,895

		17,233,162

Paper & Forest Products 0.2%
1,900	Neenah Paper, Inc.	64,847
21,500	Schweitzer-Mauduit International, Inc.	522,235

		587,082

Personal Products 0.8%
31,700	Elizabeth Arden, Inc.*	599,130
25,100	Mannatech Inc.	404,863
29,300	NBTY, Inc.*	1,519,205
2,300	Schiff Nutrition International, Inc.*	15,663

		2,538,861

Real Estate Investment Trusts 3.8%
4,500	Alesco Financial, Inc.	50,985
33,200	American Home Mortgage Investment Corp.	1,160,008
53,200	Anthracite Capital, Inc.	727,244
20,100	Ashford Hospitality Trust, Inc.	247,431
12,400	Capital Trust, Inc. (Class A Stock)	615,040
11,200	Cousins Properties, Inc.	438,368
35,200	Equity One, Inc.	976,448
2,360	First Industrial Realty Trust, Inc.	111,534
20,900	Healthcare Realty Trust, Inc.	885,742
15,200	Highland Hospitality Corp.	241,376
38,100	HRPT Properties Trust	496,062
77,100	IMPAC Mortgage Holdings, Inc.	664,602
27,000	Innkeepers USA Trust	442,530
1,700	JER Investors Trust, Inc.	34,816
67,500	MFA Mortgage Investments, Inc.	502,200
39,100	Nationwide Health Properties, Inc.	1,302,812
30,700	Newcastle Investment Corp.	995,294
24,400	Pennsylvania Real Estate Investment Trust	1,041,880
24,500	Potlatch Corp.	1,156,645
10,400	Redwood Trust, Inc.	661,024

		12,752,041

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Dryden Small Cap Value Fund	39

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Road & Rail 2.2%
5,000	AMERCO*	$418,950
45,300	Arkansas Best Corp.	1,731,366
18,400	Avis Budget Group, Inc.*	468,464
18,600	Dollar Thrifty Automotive Group*	876,618
10,500	Genesee & Wyoming, Inc. (Class A Stock)*	295,995
10,800	Kansas City Southern*	324,648
30,600	Marten Transport Ltd.*	468,486
16,400	Old Dominion Freight Line*	455,592
20,800	Saia, Inc.*	554,320
94,800	Werner Enterprises, Inc.	1,802,148

		7,396,587

Semiconductors & Semiconductor Equipment 1.1%
42,900	AMIS Holdings, Inc.*	443,586
41,100	Amkor Technology, Inc.*	432,783
14,400	ATMI, Inc.*	481,536
73,100	Kulicke & Soffa Industries, Inc.*	678,368
12,500	Microsemi Corp.*	227,500
38,100	Omnivision Technologies, Inc.*	439,674
56,400	ON Semiconductor Corp.*	471,504
38,600	Photronics, Inc.*	643,076

		3,818,027

Software 0.5%
38,300	Parametric Technology Corp.*	759,106
16,500	Sybase, Inc.*	427,185
12,200	Synopsys, Inc.*	324,520

		1,510,811

Specialty Retail 3.3%
19,500	Aaron Rents, Inc.	575,640
21,000	Asbury Automotive Group, Inc.	513,660
17,700	Cato Corp. (Class A Stock)	399,489
13,900	Claire’s Stores, Inc.	478,160
2,300	CSK Auto Corp.*	38,111
17,400	Group 1 Automotive	922,200
7,000	Guitar Center, Inc.*	320,250
34,700	Haverty Furniture Cos., Inc.	531,257
23,900	Jo-Ann Stores, Inc.*	604,192
20,500	Lithia Motors, Inc. (Class A Stock)	589,170
11,300	Men’s Wearhouse, Inc. (The)	485,222

See Notes to Financial Statements.

40	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

12,700	Midas, Inc.*	$287,401
8,700	Monro Muffler Brake, Inc.	328,338
21,200	Pacific Sunwear of California, Inc.*	415,520
19,100	Pep Boys - Manny, Moe & Jack	292,421
39,600	Rent-A-Center*	1,166,616
12,100	Sonic Automotive, Inc.	379,335
8,600	Stage Stores, Inc.	275,974
41,200	Stein Mart, Inc.	556,612
28,700	Talbots, Inc.	677,320
52,700	The Finish Line, Inc.	672,979
28,074	United Auto Group, Inc.	672,934

		11,182,801

Textiles, Apparel & Luxury Goods 2.3%
31,300	Brown Shoe Co., Inc.	1,701,155
4,900	Columbia Sportswear Co.	317,716
13,300	Hartmarx Corp.*	92,834
16,600	K-Swiss, Inc. (Class A Stock)	524,892
28,000	Kellwood Co.	918,400
21,100	Kenneth Cole Productions, Inc. (Class A Stock)	499,648
18,300	Movado Group, Inc.	525,210
13,400	Oxford Industries, Inc.	640,386
18,300	Perry Ellis International, Inc.*	550,647
26,900	Phillips-Van Heusen Corp.	1,483,535
21,500	Timberland Co. (The) (Class A Stock)*	648,655

		7,903,078

Thrifts & Mortgage Finance 3.8%
28,000	Accredited Home Lenders Holding Co.*	777,560
21,200	Anchor BanCorp Wisconsin, Inc.	633,032
4,900	Bank Mutual Corp.	57,820
33,700	BankAtlantic Bancorp, Inc. (Class A Stock)	447,536
31,200	BankUnited Financial Corp. (Class A Stock)	860,808
39,400	CharterMac	832,128
37,900	Corus Bankshares, Inc.	807,270
38,800	Dime Community Bancshares, Inc.	521,084
13,500	Downey Financial Corp.	965,790
16,500	First Financial Holdings, Inc.	585,255
13,500	FirstFed Financial Corp.*	930,825
42,300	Flagstar Bancorp, Inc.	613,773
29,900	Flushing Financial Corp.	522,951
46,600	Fremont General Corp.	633,760
22,597	MAF Bancorp, Inc.	1,015,509

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Dryden Small Cap Value Fund	41

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

4,000	NewAlliance Bancshares, Inc.	$64,000
8,600	PMI Group, Inc. (The)	411,252
20,100	TierOne Corp.	605,412
12,900	Triad Guaranty, Inc.*	664,350
39,600	Washington Federal, Inc.	918,324

		12,868,439

Tobacco 0.6%
5,000	Loews Corp. - Carolina Group	342,700
34,800	Universal Corp.	1,681,884

		2,024,584

Trading Companies & Distributors 0.4%
1,050	Electro Rental Corp.*	16,454
1,300	Industrial Distribution Group, Inc.*	13,897
30,600	Kaman Corp. (Class A Stock)	697,374
4,200	Watsco, Inc.	214,284
8,100	WESCO International, Inc.*	491,832

		1,433,841

Water Utilities
400	Connecticut Water Service, Inc.	9,672

Wireless Telecommunication Services 0.3%
17,300	Dobson Communications Corp. (Class A Stock)*	167,637
1,000	Rural Cellular Corp.*	12,340
30,500	USA Mobility, Inc.	619,150
4,100	Vimpel - Communications, ADR* (Russia)	350,263

		1,149,390

	Total long-term investments (cost $287,402,515)	332,415,703

SHORT-TERM INVESTMENTS 1.5%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series (w)
5,097,736	(cost $5,097,736)	5,097,736

	Total Investments 100.1% (cost $292,500,251; Note 5)	337,513,439
	Liabilities in excess of other assets (0.1)%	(462,486)

	NET ASSETS 100%	$337,050,953

See Notes to Financial Statements.

42	Visit our website at www.strategicpartners.com

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2007 was as follows:

Industry
Commercial Banks	7.5%
Insurance	7.2
Oil, Gas & Consumable Fuels	5.1
Chemicals	4.9
Machinery	4.7
Thrifts & Mortgage Finance	3.8
Real Estate Investment Trusts	3.8
Specialty Retail	3.3
Household Durables	3.0
Gas Utilities	2.9
Exchange Traded Funds	2.9
Media	2.9
Commercial Services & Supplies	2.7
Healthcare Providers & Services	2.5
Textiles, Apparel & Luxury Goods	2.3
Metals & Mining	2.3
Electronic Equipment & Instruments	2.3
Hotels, Restaurants & Leisure	2.2
Road & Rail	2.2
Electric Utilities	2.0
Energy Equipment & Services	1.9
Food Products	1.9
Auto Components	1.9
Multi-Utilities	1.7
Affiliated Money Market Mutual Fund	1.5
Aerospace & Defense	1.4
Capital Markets	1.2
Electrical Equipment	1.2
Semiconductors & Semiconductor Equipment	1.1
Airlines	1.1
Healthcare Equipment & Supplies	1.1
Building Products	1.0
Diversified Consumer Services	1.0
Food & Staples Retailing	0.9
Diversified Telecommunication Services	0.9
Containers & Packaging	0.8

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Dryden Small Cap Value Fund	43

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Industry
Personal Products	0.8%
Diversified Financial Services	0.7
Tobacco	0.6
Internet Software & Services	0.6
Internet Services	0.6
Leisure Equipment & Products	0.5
Automobiles	0.5
Software	0.5
Industrial Conglomerates	0.4
Construction Materials	0.4
Trading Companies & Distributors	0.4
Consumer Finance	0.4
Computers & Peripherals	0.4
Wireless Telecommunication Services	0.3
Construction & Engineering	0.3
Distributors	0.3
Communication Equipment	0.3
Household Products	0.3
Paper & Forest Products	0.2
Life Science Tools & Services	0.2
Multi-Line Retail	0.1
Air Freight & Logistics	0.1
Beverages	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

44	Visit our website at www.strategicpartners.com

SEMIANNUAL REPORT

JANUARY 31, 2007

STRATEGIC PARTNERS

TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

Portfolio of Investments

as of January 31, 2007 (Unaudited)

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.4%

ASSET-BACKED SECURITIES 0.5%
Aaa	$593	Brazos Student Loan Finance Corp., Series 1998-A, Class A2(c) 5.90%, 06/01/23	$595,986
Aaa	296	HSI Asset Securitization Corporation Trust, Series 2006-HE2, Class 2A1(c) 5.37%, 12/25/36	295,809
Aaa	123	Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1(c) 5.60%, 10/25/34	123,213
Aaa	34	Quest Trust, Series 2004-X2, Class A1, 144A(c) 5.88%, 06/25/34	34,078

		Total asset-backed securities (cost $1,043,786)	1,049,086

COLLATERALIZED MORTGAGE OBLIGATIONS 9.6%
Aaa	481	American Home Mortgage Investment Trust, Series 2004-4, Class-4A(c) 4.39%, 02/25/45	471,823
AAA(d)	550	Banc of America Funding Corp., Series 2005-D, Class A1(c) 4.114%, 05/25/35	537,047
Aaa	66	Banc of America Mortgage Securities, Series 2004-2, Class 5A1 6.50%, 10/25/31	66,847
Aaa	194	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-1, Class 1A1(c) 5.625%, 02/25/33	192,877
Aaa	299	Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2(c) 5.343%, 05/25/35	297,006
Aaa	897	Bear Stearns Alt-A Trust, Series 2005-4, Class 3A1(c) 5.343%, 05/25/35	891,018

See Notes to Financial Statements.

46	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Aaa	$252	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A 5.25%, 11/30/35	$249,147
Aaa	10	Fannie Mae, Series 2000-32, Class FM(c) 5.77%, 10/18/30	10,220
Aaa	507	Series 2001-29, Class Z 6.50%, 07/25/31	514,945
Aaa	242	Federal Housing Authority, Series 1993-13, 3.00%, 01/01/09	240,627
Aaa	1,211	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1(c) 6.227%, 07/25/44	1,217,176
Aaa	117	Series T-63, Class 1A1(c) 6.03%, 02/25/45	116,560
Aaa	282	Freddie Mac, Series 1628, Class LZ 6.50%, 12/15/23	288,247
Aaa	706	Series 1935, Class JZ 7.00%, 02/15/27	729,713
Aaa	399	Series 2241, Class PH 7.50%, 07/15/30	402,157
Aaa	7	Ginnie Mae, Series 2000-30, Class FB(c) 5.77%, 10/16/30	7,057
Aaa	6,612	Series 2001-16, Class Z 6.75%, 10/16/40	7,079,669
Aaa	5	Series 2006-26, Class DF(c) 5.72%, 09/20/30	5,170
Aaa	8	Indymac ARM Trust, Series 2001-H2, Class A1(c) 6.67%, 01/25/32	7,879
AAA(d)	563	Master Asset Securitization Trust, Series 2003-7, Class 1A2 5.50%, 09/25/33	548,881

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	47

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

AAA(d)	$67	Prime Mortgage Trust, Series 2004, Class 1A2(c) 5.72%, 02/25/19	$67,409
AAA(d)	246	Class 2A2(c) 5.72%, 02/25/34	246,577
AAA(d)	1,163	Regal Trust IV, Series 1999-1, Class A, 144A(c) 5.86%, 09/29/31	1,161,130
Aaa	145	Residential Funding Mortgage Securities, Series 2003-S9, Class A1 6.50%, 03/25/32	145,881
Aaa	57	Small Business Administration Participation Certificates, Series 2000-P10B, Class 1 7.449%, 08/01/10	59,573
Aaa	698	Series 2001-20A, Class 1 6.29%, 01/01/21	717,933
Aaa	1,338	Series 2001-P10B, Class 1 6.344%, 08/01/11	1,374,975
Aaa	241	Series 2003-20I, Class 1 5.13%, 09/01/23	238,438
Aaa	181	Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A1(c) 5.65%, 09/19/32	181,650
Aaa	50	Series 2002-14A, Class 2A1(c) 6.15%, 07/25/32	50,154
Aaa	33	Series 2002-1A, Class 4A(c) 6.09%, 02/25/32	33,367
Aaa	487	Thornburg Mortgage Securities Trust, Series 2006-6, Class A1(c) 5.43%, 11/25/11	486,555
Aaa	31	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A(c) 5.381%, 02/25/33	30,497
Aaa	242	Washington Mutual, Inc., Series 2002-AR11, Class A1(c) 5.108%, 10/25/32	240,601

See Notes to Financial Statements.

48	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Aaa	$1,267	Series 2003-R1, Class A1(c) 5.59%, 12/25/27	$1,266,302
Aaa	244	Series 2005-AR13, Class A1(c) 5.61%, 10/25/45	244,300
AAA(d)	911	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1(c) 5.14%, 03/25/36	897,315

		Total collateralized mortgage obligations (cost $20,657,427)	21,316,723

CORPORATE BONDS 13.5%

Airlines
NR	177	United Air Lines, Inc., Pass-Through Certificates, Series A-4, 144A(g)(i) 9.21%, 01/21/17	12,372

Automobile Manufacturers 0.5%
Baa1	1,000	DaimlerChrysler NA Holding Corp., Gtd. Notes(c) 5.60%, 03/07/07	1,000,063

Banking 3.3%
Aa2	300	Bank of America Corp., Sr. Unsec’d. Notes(c) 5.38%, 11/06/09	300,031
Aa1	3,300	Bank of America NA, Sr. Notes(c) 5.36%, 12/18/08	3,298,805
A2	100	Export-Import Bank of China, Notes, 144A (China) 4.875%, 07/21/15	95,853
Aaa	JPY 442,000	Landwirtschaftliche Rentenbank, Series E, MTN (Germany) 0.65%, 09/30/08	3,665,729

			7,360,418

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	49

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Commercial Banks 0.5%
Aa3	$ 600	DnB NOR Bank Asa, Series E, MTN(c) (Norway) 5.413%, 02/25/08	$600,120
Aa3	400	Sr. Notes, 144A 5.43%, 10/13/09	399,884

			1,000,004

Communication Equipment 0.4%
A2	800	SBC Communications, Inc., Notes, 144A(g) 4.214%, 06/05/21	799,768

Consumer Products & Services 0.2%
A3	500	Clorox Co., Sr. Notes(c) 5.485%, 12/14/07	500,523

Diversified Financial Services 0.3%
BB(d)	600	Calabash Real Estate Ltd. (Cayman Islands), Notes, 144A(c)(g) 13.75%, 01/08/10	607,200
Ba1	100	GMAC LLC, Sr. Unsub. Notes 6.00%, 12/15/11	98,529

			705,729

Energy 0.1%
Ba1	200	Peabody Energy Corp., Gtd. Notes 7.375%, 11/01/16	208,500

Financial - Bank & Trust 1.9%
A2	100	China Development Bank, Notes (China) 5.00%, 10/15/15	96,613
A1	100	HBOS PLC, Sub. Notes, 144A(c) (United Kingdom) 5.92%, 09/29/49	97,803
Aa2	500	HSBC Bank USA NA, Sr. Notes(c) 5.435%, 09/21/07	500,396

See Notes to Financial Statements.

50	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Aa3	$200	HSBC Holdings PLC, Sub. Notes (United Kingdom) 6.50%, 05/02/36	$213,396
A1	1,400	Lehman Brothers Holdings, Inc., Sr. Notes 5.45%, 01/23/09	1,401,866
Baa1	200	Resona Bank Ltd., Notes, 144A 5.85%, 09/29/49	194,413
Aa1	700	Royal Bank of Scotland PLC (United Kingdom), Notes 144A 5.41%, 07/21/08	700,446
Aa3	1,000	Santander US, Gtd. (Spain), Notes 144A(c) 5.43%, 11/20/09	1,000,077

			4,205,010

Financial Services 4.8%
A1	100	American General Finance Corp., Notes(c) 5.41%, 03/23/07	100,012
Aa1	1,200	Citigroup Global Markets Holdings, Inc., Notes(c) 5.39%, 03/07/08	1,200,888
Aa1	2,700	Citigroup, Inc., Notes(c) 5.406%, 12/26/08	2,701,725
B1	200	Ford Motor Credit Co., Notes 7.875%, 06/15/10	202,937
Aaa	700	General Electric Capital Corp., Sr. Unsec’d. Notes(c) 5.39%, 10/26/09	699,782
Aaa	2,300	General Electric Capital Corp., Notes(c) 5.42%, 10/06/10	2,294,593
A1	900	HSBC Finance Capital Trust IX, Gtd. Notes(c) 5.911%, 11/30/35	902,792
Aa3	300	HSBC Finance Corp., Sr. Notes(c) 5.42%, 10/21/09	300,090
A1	1,000	Lehman Brothers Holdings, Inc., Sr. Notes(c) 5.37%, 11/24/08	1,000,251

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	51

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Aa3	$100	Merrill Lynch & Co., Sr. Unsec`d. Notes(c) 5.449%, 12/04/09	$100,001
Baa3	300	Phoenix Quake Ltd., Notes, 144A(c)(g) 7.81%, 07/03/08	302,025
Baa3	400	Phoenix Quake Wind Ltd., Notes, 144A(c)(g) 7.81%, 07/03/08	401,748
B1	400	Qwest Capital Funding, Inc., Gtd. Notes 7.25%, 02/15/11	410,000

			10,616,844

Food
Baa2	100	Heinz (H.J.) Co., Notes, 144A 6.428%, 12/01/20	101,526

Insurance 0.1%
Aa2	200	American International Group, Inc., Notes, 5.05%, 10/01/15	193,898

Oil, Gas & Consumable Fuels 0.6%
B2	700	El Paso Corp., Sr. Notes 7.75%, 01/15/32	747,250
Baa1	200	Pemex Project Funding Master Trust Ltd., Gtd. Notes, 5.75%, 12/15/15	195,000
Baa1	300	Pemex Project Funding Master Trust Ltd., Gtd. Notes 7.375%, 12/15/14	324,750
Baa1	89	Petroleum Export-Cayman Islands, Sr. Notes, 144A (Cayman Islands), 5.265%, 06/15/11	86,236

			1,353,236

Petroleum Exploration & Production 0.1%
Aa3	250	Ras Laffan Liquified Natural Gas Co. Ltd., Bonds, 144A 5.298%, 09/30/20	236,635

Precious Metals 0.1%
Aa3	100	Codelco, Inc., Bonds, 144A (Chile) 6.15%, 10/24/36	101,708

See Notes to Financial Statements.

52	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Retail & Merchandising
Aa3	$100	Home Depot, Inc., Sr. Unsec’d. Notes 5.25%, 12/16/13	$98,932

Services - Telephone
Baa3	100	Sprint Nextel Corp., Unsec’d Notes 6.00%, 12/01/16	97,219

Telecommunications 0.6%
Ba1	500	Qwest Corp., Sr. Notes 7.625%, 06/15/15	535,625
Baa3	800	Sprint Capital Corp., Gtd. Notes 6.125%, 11/15/08	808,560

			1,344,185

		Total corporate bonds (cost $29,840,099)	29,936,570

FOREIGN GOVERNMENT BONDS 2.1%
Aa2	CAD 200	Quebec Province (Canada) 5.00%, 12/01/38	175,615
Aa2	JPY 132,000	Republic of Italy (Italy) 3.80%, 03/27/08	1,132,144
Aaa	GBP 1,800	United Kingdom Treasury (United Kingdom) 4.75%, 06/07/10	3,467,194

		Total foreign government bonds (cost $4,806,942)	4,774,953

MUNICIPAL BONDS 2.0%
Aaa	1,000	County of Adams PA, General Obligation Bonds 4.75%, 11/15/28	1,015,770
Aaa	400	Georgia State Road & Tollway Authority, Revenue Bonds 5.00%, 03/01/21	418,596
Baa3	1,100	Golden State Tobacco Securitization Corp., Revenue Bonds, Series 2003-A-1 6.25%, 06/01/33	1,226,511
Baa3	300	6.75%, 06/01/39	342,759

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	53

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

Aaa	$1,200	Tobacco Settlement Financing Corp., Revenue Bonds 6.125%, 06/01/42	$1,329,504

		Total municipal bonds (cost $3,605,993)	4,333,140

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS 66.7%
		Federal Home Loan Mortgage Corp.,
	1,324	5.00%, 11/01/18	1,297,282
	2,571	6.00%, 02/01/16-01/01/34	2,582,935
	1,000	6.00%, TBA	1,003,750
	249	6.50%, 03/01/16-03/01/18	254,052
	7	7.209%, 07/01/30(c)	7,591
	48	8.50%, 08/01/24-12/01/25	51,766
		Federal National Mortgage Assoc.,
	7,302	4.00%, 07/01/19-07/01/20	6,832,642
	3,362	4.50%, 08/01/33-09/01/35	3,131,450
	27,648	5.00%, 09/01/17-08/01/35	27,045,816
	78,157	5.50%, 03/01/16-11/01/35	76,958,911
	122	5.624%, 05/01/36(c)	123,228
	55	5.632%, 01/01/28(c)	55,014
	3,808	5.65%, 05/01/36(c)	3,837,329
	16,000	6.00%, TBA	16,055,008
	6,737	6.00%, 05/01/16-12/01/36	6,774,718
	1,000	6.00%, TBA	1,003,125
	445	6.227%, 09/01/40(c)	453,537
	372	6.50%, 09/01/21-07/01/32	378,929
	46	7.10%, 09/01/31(c)	46,513
		Government National Mortgage Assoc.,
	33	5.125%, 11/20/29(c)	33,825
	237	5.375%, 05/20/30(c)	238,933
	2	8.00%, 08/20/31	1,693
	3	8.50%, 06/15/30	3,389

		Total U.S. government mortgage backed obligations (cost $151,181,167)	148,171,436

U.S. TREASURY OBLIGATIONS 2.0%
		U.S. Treasury Inflationary Bonds, TIPS
	3,100	2.00%, 01/15/26	2,951,517
	300	2.375%, 04/15/11	303,748

See Notes to Financial Statements.

54	Visit our website at www.strategicpartners.com

Moody’s Ratings	Principal Amount (000)#	Description	Value (Note 1)

	$1,000	2.375%, 01/25/25	$1,062,359
	100	3.625%, 04/15/28	150,003

		Total U.S. treasury obligations (cost $4,532,014)	4,467,627

		Total long-term investments (cost $215,667,428)	214,049,535

SHORT-TERM INVESTMENTS 11.0%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 10.2%
22,723,806	Dryden Core Investment Fund - Taxable Money Market Series (w) (cost $22,723,806)	22,723,806

Moody’s Ratings
ASSET-BACKED SECURITIES 0.1%
P-1	230	Nissan Auto Lease Trust, Series 2006-A, Class A 1 5.347%, 12/14/07 (cost $230,478)	230,654

U.S. TREASURY OBLIGATION 0.5%
	1,215	U.S. Treasury Bills (k) 4.805%, 03/15/07 (cost $1,208,189)	1,207,906

Notional Amount (000)
OUTSTANDING OPTIONS PURCHASED* 0.2%

Call Options 0.2%
25,600	Swap 3 Month LIBOR, expiring 07/02/2007 @ 5.37%	113,613
15,000	Swap 3 Month LIBOR, expiring 07/02/2007 @ 4.90%	13,202
5,000	Swap 3 Month LIBOR, expiring 08/08/2007 @ 4.80%	4,406
2,100	Swap 3 Month LIBOR, expiring 04/27/2009 @ 5.75%	148,978

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	55

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Contracts/ Notional Amount (000)#	Description	Value (Note 1)

$5,000	Swap 6 Month Euribor, expiring 07/02/2007 @ 4.10%	$6,784
2,000	Swap 6 Month Euribor expiring 07/02/2007 @ 3.96%	1,144
700	Swap 6 Month LIBOR, expiring 06/15/2007 @ 5.08%	114
1,000	Swap 6 Month LIBOR, expiring 06/15/2007 @ 5.08%	162
5,000	Swap 6 Month LIBOR, expiring 07/02/2007 @ 3.96%	2,861

		291,264

Put Options
150,000	Eurodollar Futures, expiring 03/19/2007, Strike Price $92.00	937
198,000	Eurodollar Futures, expiring 06/18/2007, Strike Price $91.25	1,238
116,000	Eurodollar Futures, expiring 06/18/2007, Strike Price $91.00	725
20,000	Eurodollar Futures, expiring 09/17/2007, Strike Price $91.00	125
162,000	Eurodollar Futures, expiring 09/17/2007, Strike Price $91.25	1,012
142,000	Eurodollar Futures, expiring 12/17/2007, Strike Price $91.25	888
70,000	Eurodollar Futures, expiring 12/17/2007, Strike Price $92.25	438
95,000	Eurodollar Futures, expiring 03/17/2008, Strike Price $91.75	594
134,000	Eurodollar Futures, expiring 03/17/2008, Strike Price $92.00	838
2,100	Swap 3 Month LIBOR, expiring 04/27/2009 @ 6.25%	41,030

		47,825

See Notes to Financial Statements.

56	Visit our website at www.strategicpartners.com

Principal Amount (000)#	Description	Value (Note 1)

	Total outstanding options purchased (cost $519,129)	$339,089

	Total short-term investments (cost $24,681,602)	24,501,455

	Total Investments, Before Outstanding Options Written and Securities Sold Short 107.4% (cost $240,349,030; Note 5)	238,550,990

SECURITIES SOLD SHORT (8.2)%
	Federal National Mortgage Assoc.,
$500	5.00%, TBA	(478,047)
18,000	5.50%, TBA	(17,696,250)

	Total securities sold short (proceeds received $18,243,359)	(18,174,297)

Notional Amount (000)

OUTSTANDING OPTIONS WRITTEN* (0.1)%

Call Options (0.1)%
2,000	Swap on 3 Month LIBOR, expiring 08/08/2007 @ 4.90%	(5,823)
7,000	Swap on 3 Month LIBOR, expiring 07/02/2007 @ 5.00%	(22,584)
8,400	Swap on 3 Month LIBOR, expiring 07/02/2007 @ 5.50%	(144,514)
2,000	Swap on 6 Month Euribor, expiring 07/02/2007 @ 4.10%	(7,703)
2,000	Swap on 6 Month Euribor, expiring 07/02/2007 @ 4.23%	(13,591)
1,000	Swap on 6 Month LIBOR, expiring 07/02/2007 @ 4.10%	(3,851)
200	Swap on 6 Month LIBOR, expiring 06/15/2007 @ 4.85%	(235)
300	Swap on 6 Month LIBOR, expiring 06/15/2007 @ 4.85%	(352)
7,200	U.S. Treasury Bond Futures, expiring 02/23/2007, Strike Price $116.00	(1,125)
1,500	U.S. Treasury Note Futures, expiring 02/23/2007, Strike Price $109.00	(234)

		(200,012)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	57

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d.

Notional Amount (000)	Description	Value (Note 1)

Put Options
$10,000	Eurodollar Futures, expiring 03/19/2007, Strike Price $95.25	$(15,500)
9,000	Eurodollar Futures, expiring 03/19/2007, Strike Price $94.75	(2,813)
5,200	U.S. Treasury Note Futures, expiring 02/23/2007, Strike Price $110.00	(27,625)
1,500	U.S. Treasury Note Futures, expiring 02/23/2007, Strike Price $107.00	(8,203)

		(54,141)
	Total outstanding options written (premium received $309,244)	(254,153)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short 99.1% (cost $221,796,427; Note 5)	220,122,540
	Other assets in excess of liabilities 0.9%	2,005,895

	NET ASSETS 100%	$222,128,435

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

MTN—Medium Term Note.

NR—Not Rated by Moody’s or Standard & Poor’s.

TBA—To Be Announced.

TIPS—Treasury Inflation Protected Securities.

CAD—Canadian Dollar.

EUR—Euro.

GBP—British Pound.

JPY—Japanese Yen.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

58	Visit our website at www.strategicpartners.com

The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2007 was as follows:

Industry
U.S. Government Mortgage Backed Obligations	66.7%
Affiliated Money Market Mutual Fund	10.2
Collateralized Mortgage Obligations	9.6
Financial Services	4.8
Banking	3.3
U.S. Treasury Obligations	2.5
Foreign Government Bonds	2.1
Municipal Bonds	2.0
Financial—Bank & Trust	1.9
Oil, Gas & Consumable Fuels	0.6
Telecommunications	0.6
Asset-Backed Securities	0.6
Automobile Manufacturers	0.5
Commercial Banks	0.5
Communication Equipment	0.4
Diversified Financial Services	0.3
Consumer Products & Services	0.2
Outstanding Options Purchased	0.2
Petroleum Exploration & Production	0.1
Energy	0.1
Insurance	0.1
Precious Metals	0.1

107.4
Securities Sold Short	(8.2)
Outstanding Options Written	(0.1)
Other assets in excess of liabilities	0.9

Net Assets	100.0%

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	59

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d

The Total Return Bond Portfolio entered into interest rate swap agreements for the period ended January 31, 2007. The Fund paid a transaction fee for entering into the agreements. Details of the swap agreements outstanding as of January 31, 2007 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Deutsche Bank(1)	06/20/37		$1,400	5.00%	3 Month LIBOR	$(67,174)
Barclays Capital(1)	06/20/09		$6,700	5.00%	3 Month LIBOR	(46,181)
Bank of America, N.A.(1)	06/15/35		$300	6.00%	3 Month LIBOR	(5,898)
Merrill Lynch & Co.(1)	06/15/27	CAD	200	4.50%	3 Month Canadian Bank Rate	(5,346)
Morgan Stanley & Co.(1)	06/18/34	EUR	1,300	6.00%	6 Month LIBOR	28,055
Merrill Lynch & Co.(1)	09/20/09	GBP	2,800	4.50%	6 Month LIBOR	(124,398)
Lehman Brothers(1)	09/20/09	GBP	14,100	4.50%	6 Month LIBOR	(630,021)
Merrill Lynch & Co.(2)	12/15/35	GBP	200	4.00%	6 Month LIBOR	4,294
Deutsche Bank(1)	09/18/08	JPY	470,000	1.00%	6 Month LIBOR	5,125
Barclays Capital(2)	12/15/36	GBP	100	4.00%	6 Month LIBOR	8,769
Citibank(1)	11/04/16	MXP	900	8.17%	28 Day Mexican Interbank Rate	(988)
Goldman Sachs(1)	12/20/16	JPY	38,000	2.00%	6 Month LIBOR	151
Deutsche Bank(1)	12/20/16	JPY	260,000	2.00%	6 Month LIBOR	295
UBS AG(1)	09/18/08	JPY	80,000	1.00%	6 Month LIBOR	756
Barclays Capital(1)	09/15/10	GBP	900	5.00%	6 Month LIBOR	(38,765)
Bank of America, N.A.(1)	12/20/36		$1,000	5.00%	3 Month LIBOR	31,749

						$(839,577)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

The Total Return Bond portfolio entered into credit default swap agreements for the period ended January 31, 2007. Details of the swap agreements outstanding as of January 31, 2007 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Bear Stearns International Ltd.(2)	06/20/10	$300	0.40%	Dow Jones CDX IG4 Index	$3,685
Goldman Sachs(1)	12/20/16	2,000	0.65%	Dow Jones CDX IG7 Index	(5,179)
Morgan Stanley & Co.(2)	01/20/17	1,000	1.52%	Federal Republic of Brazil, 12.25%, due 03/06/30	(1,307)

See Notes to Financial Statements.

60	Visit our website at www.strategicpartners.com

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
UBS AG(2)	06/20/07	$500	3.35%	Ford Motor Credit Co., 7.00%, due 10/1/13	7,461
Lehman Brothers(1)	06/20/09	800	0.40%	Peoples' Republic of China, 6.80%, due 5/23/11	(6,444)
Deutsche Bank(2)	12/20/08	200	0.25%	Republic of Panama, 8.875%, due 09/30/27	150
Bear Stearns International Ltd.(2)	03/20/07	400	0.62%	Russian Federation, 2.25%, due 03/31/30	1,178
Morgan Stanley & Co.(2)	06/20/07	100	0.46%	Russian Federation, 5.00%, due 03/31/30	155
Morgan Stanley & Co.(2)	12/20/08	1,000	0.31%	Russian Federation, 5.00%, due 03/31/03	124
Deutsche Bank(1)	09/20/07	JPY 20,000	2.30%	Softbank, 1.75%, due 03/31/14	1,572
Deutsche Bank(2)	12/20/08	$1,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	1,501
JP Morgan Chase(2)	03/20/16	100	0.92%	United Mexican States, 7.50%, due 04/08/33	1,765

					$4,661

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	61

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d

During the period ending January 31, 2007, the Total Return Bond Fund entered into financial futures contracts. Details of open contracts at January 31, 2007 were as follows:

Number of Contracts	Type	Expiration Date	Value at January 31, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
1	10 Yr. U.S. Treasury Notes	Mar. 2007	$106,750	$108,336	$(1,586)
102	90 Day Euro	Mar. 2008	24,196,950	24,311,650	(114,700)
645	90 Day Euro	Sept. 2007	152,776,313	153,312,251	(535,938)
622	90 Day Euro	Dec. 2007	147,468,425	147,893,050	(424,625)
11	90 Day Euro EURIBOR	Mar. 2008	3,435,484	3,446,685	(11,201)
5	90 Day Euro EURIBOR	Jun. 2008	1,561,909	1,567,096	(5,187)
38	90 Day Euro EURIBOR	Sept. 2007	11,867,416	11,909,786	(42,370)
98	90 Day Euro EURIBOR	Dec. 2007	30,600,652	30,637,682	(37,030)
24	90 Day Euro EUROYEN	Sept. 2007	4,933,543	4,925,888	7,655
40	90 Day Euro EUROYEN	Dec. 2007	8,214,700	8,203,368	11,332
7	90 Day Sterling	Mar. 2008	1,619,931	1,629,877	(9,946)
10	90 Day Sterling	Jun. 2007	2,312,714	2,326,958	(14,244)
5	90 Day Sterling	Jun. 2008	1,157,339	1,164,366	(7,027)
17	90 Day Sterling	Sept. 2007	4,856,699	4,884,941	(28,242)
7	90 Day Sterling	Sept. 2008	1,620,619	1,630,541	(9,922)
31	90 Day Sterling	Dec. 2007	7,171,696	7,212,640	(40,944)

			$403,901,140	$405,165,115	$(1,263,975)

	Short Positions:
33	10 Yr. Euro-Bund	Mar. 2007	$4,944,946	$4,938,517	$(6,429)
52	30 Yr. U.S. Treasury Bonds	Mar. 2007	5,726,500	5,866,094	139,594

			$10,671,446	$10,804,611	$133,165

See Notes to Financial Statements.

62	Visit our website at www.strategicpartners.com

Foreign currency exchange contracts outstanding at January 31, 2007

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 05/03/07	BRL	2,649	$1,209,971	$1,230,574	$20,603
Expiring 06/04/07	BRL	920	412,360	424,802	12,442
Canadian Dollar,
Expiring 02/22/07	CAD	315	266,967	267,488	521
Chinese Yuan,
Expiring 09/25/07	CNY	192	25,000	25,557	557
Expiring 11/07/07	CNY	1,246	164,000	166,679	2,679
Expiring 11/21/07	CNY	1,502	200,000	201,342	1,342
Mexican Peso,
Expiring 04/18/07	MXP	1,551	143,000	140,421	(2,579)
Philippine Peso,
Expiring 03/30/07	PHP	12,030	245,912	246,161	249
Russian Ruble,
Expiring 11/02/07	RUB	5,936	226,000	224,278	(1,722)
Expiring 12/07/07	RUB	17,645	673,000	666,631	(6,369)
South Korea Won,
Expiring 02/26/07	KRW	23,856	25,000	25,350	350
Singapore Dollar,
Expiring 04/30/07	SGD	39	25,690	25,687	(3)
Expiring 07/03/07	SGD	741	487,179	486,349	(830)
Taiwan Dollar,
Expiring 02/26/07	TWD	822	25,000	25,008	8

			$4,129,079	$4,156,327	$27,248

See Notes to Financial Statements.

Strategic Partners Style Specific Funds/Strategic Partners Total Return Bond Fund	63

Portfolio of Investments

as of January 31, 2007 (Unaudited) Cont’d

Sale Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar,
Expiring 02/22/07	CAD	529	$450,217	$449,794	$423
Euro,
Expiring 02/27/07	EUR	1,162	1,508,975	1,516,287	(7,312)
Japanese Yen,
Expiring 02/15/07	JPY	589,944	4,870,056	4,888,498	(18,442)
Expiring 02/15/07	JPY	44,095	377,236	366,083	11,153
Pound Sterling,
Expiring 02/22/07	GBP	1,623	3,136,350	3,188,661	(52,311)
Expiring 02/22/07	GBP	47	92,072	92,342	(270)

			$10,434,906	$10,501,665	$(66,759)

See Notes to Financial Statements.

64	Visit our website at www.strategicpartners.com

SEMI-ANNUAL REPORT

JANUARY 31, 2007

STRATEGIC PARTNERS LARGE CAPITALIZATION VALUE FUND/ DRYDEN SMALL CAP VALUE FUND/ STRATEGIC PARTNERS TOTAL RETURN BOND FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

January 31, 2007 (Unaudited)

Strategic Partners Large Capitalization Value Fund
ASSETS
Investments at value:
Unaffiliated investments (cost $66,508,369)	$84,102,850
Affiliated investments (cost $397,840)	397,840
Receivable for investments sold	489,809
Dividends and interest receivable	102,116
Receivable for Fund shares sold	62,728
Prepaid expenses	2,510

Total assets	85,157,853

LIABILITIES
Payable for investments purchased	324,037
Payable for Fund shares reacquired	203,550
Accrued expenses and other liabilities	59,923
Payable to custodian	54,702
Management fee payable	51,045
Distribution fee payable	46,590
Transfer agent fee payable	20,847
Deferred trustees’ fees	4,564

Total liabilities	765,258

NET ASSETS	$84,392,595

Net assets were comprised of:
Shares of beneficial interest, at par	$6,051
Paid-in capital, in excess of par	65,615,728

65,621,779
Undistributed net investment income	20,478
Accumulated net realized gain on investments	1,155,857
Net unrealized appreciation on investments	17,594,481

Net assets, January 31, 2007	$84,392,595

See Notes to Financial Statements.

66	Visit our website at www.strategicpartners.com

Strategic Partners Large Capitalization Value Fund
Class A
Net assets	$38,932,761
Shares of beneficial interest issued and outstanding	2,756,143
Net asset value and redemption price per share	$14.13
Maximum sales charge (5.50% of offering price)	0.82

Maximum offering price to public	$14.95

Class B
Net assets	$22,347,375
Shares of beneficial interest issued and outstanding	1,619,738

Net asset value and redemption price per share	$13.80

Class C
Net assets	$23,112,459
Shares of beneficial interest issued and outstanding	1,675,160

Net asset value and redemption price per share	$13.80

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	67

Statement of Assets and Liabilities

January 31, 2007 (Unaudited)

Dryden Small Cap Value Fund
ASSETS
Investments at value:
Unaffiliated investments (cost $287,402,516)	$332,415,703
Affiliated investments (cost $5,097,736)	5,097,736
Receivable for investments sold	125,497,048
Receivable for Fund shares sold	586,071
Dividends and interest receivable	209,349
Prepaid expenses and other assets	133,932

Total assets	463,939,839

LIABILITIES
Payable for investments purchased	124,209,928
Payable for Fund shares reacquired	1,810,604
Payable to custodian	350,272
Distribution fee payable	205,964
Management fee payable	199,581
Transfer agent fee payable	59,779
Accrued expenses and other liabilities	46,470
Deferred trustees’ fees	6,288

Total liabilities	126,888,886

NET ASSETS	$337,050,953

Net assets were comprised of:
Shares of beneficial interest, at par	$19,055
Paid-in capital, in excess of par	254,462,192

254,481,247
Undistributed net investment income	58,884
Accumulated net realized gain on investments	37,497,635
Net unrealized appreciation on investments	45,013,187

Net assets, January 31, 2007	$337,050,953

See Notes to Financial Statements.

68	Visit our website at www.strategicpartners.com

Dryden Small Cap Value Fund
Class A
Net assets	$109,205,034
Shares of beneficial interest issued and outstanding	5,899,039
Net asset value and redemption price per share	18.51
Maximum sales charge (5.50% of offering price)	1.08

Maximum offering price to public	$19.59

Class B
Net assets	$31,004,945
Shares of beneficial interest issued and outstanding	1,803,114

Net asset value and redemption price per share	$17.20

Class C
Net assets	$101,912,508
Shares of beneficial interest issued and outstanding	5,926,549

Net asset value and redemption price per share	$17.20

Class L
Net assets	$22,996,180
Shares of beneficial interest issued and outstanding	1,244,837
Net asset value and redemption price per share	18.47
Maximum sales charge (5.75% of offering price)	1.13

Maximum offering price to public	$19.60

Class M
Net assets	$55,802,257
Shares of beneficial interest issued and outstanding	3,245,623

Net asset value and redemption price per share	$17.19

Class X
Net assets	$16,130,029
Shares of beneficial interest issued and outstanding	936,234

Net asset value and redemption price per share	$17.23

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	69

Statement of Assets and Liabilities

January 31, 2007 (Unaudited)

Strategic Partners Total Return Bond Fund
ASSETS
Investments at value:
Unaffiliated investments (cost $217,625,224)	$215,827,184
Affiliated investments (cost $22,723,806)	22,723,806
Foreign currency, at value (cost $1,839,774)	1,848,670
Cash	229,794
Receivable for investments sold	85,642,130
Dividends and interest receivable	1,194,872
Premium for swaps purchased	169,348
Unrealized appreciation on interest rate and credit default swaps	96,785
Unrealized appreciation on forward currency contracts	50,327
Receivable for Fund shares sold	32,176
Prepaid expenses	4,970
Receivable from broker—variation margin	1,024

Total assets	327,821,086

LIABILITIES
Payable for investments purchased	84,514,320
Securities sold short, at value (proceeds received $18,243,359)	18,174,297
Unrealized depreciation on interest rate and credit default swaps	931,701
Payable for Fund shares reacquired	914,546
Outstanding options written (premiums received $309,244)	254,153
Transfer agent fee payable	114,333
Dividends payable	217,237
Distribution fee payable	131,790
Accrued expenses and other liabilities	293,006
Unrealized depreciation on forward currency contracts	89,838
Management fee payable	51,611
Deferred trustees’ fees	5,819

Total liabilities	105,692,651

NET ASSETS	$222,128,435

Net assets were comprised of:
Shares of beneficial interest, at par	$22,268
Paid-in capital, in excess of par	229,747,308

229,769,576
Accumulated net investment loss	(509,873)
Accumulated net realized loss on investments and foreign currency transactions	(3,276,108)
Net unrealized depreciation on investments and foreign currencies	(3,855,160)

Net assets, January 31, 2007	$222,128,435

See Notes to Financial Statements.

70	Visit our website at www.strategicpartners.com

Strategic Partners Total Return Bond Fund
Class A
Net assets	$39,536,760
Shares of beneficial interest issued and outstanding	3,964,119
Net asset value and redemption price per share	9.97
Maximum sales charge (4.50% of offering price)	0.47

Maximum offering price to public	$10.44

Class B
Net assets	$31,065,095
Shares of beneficial interest issued and outstanding	3,115,849
Net asset value and redemption price per share	$9.97

Class C
Net assets	$40,281,682
Shares of beneficial interest issued and outstanding	4,035,975
Net asset value and redemption price per share	$9.98

Class L
Net assets	$19,657,040
Shares of beneficial interest issued and outstanding	1,971,187
Net asset value and redemption price per share	9.97
Maximum sales charge (4.25% of offering price)	0.44

Maximum offering price to public	$10.41

Class M
Net assets	$77,787,793
Shares of beneficial interest issued and outstanding	7,797,348
Net asset value and redemption price per share	$9.98

Class X
Net assets	$13,800,065
Shares of beneficial interest issued and outstanding	1,383,799
Net asset value and redemption price per share	$9.97

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	71

Statement of Operations

Six Months Ended January 31, 2007 (Unaudited)

Strategic Partners Large Capitalization Value Fund
NET INVESTMENT INCOME
Income
Unaffiliated dividends (net of $120 foreign withholding tax)	$986,453
Affiliated dividends	18,257

Total income	1,004,710

Expenses
Management fee	287,476
Distribution fee—Class A	43,672
Distribution fee—Class B	122,399
Distribution fee—Class C	113,593
Reorganization expenses (Note 8)	116,000
Transfer agent’s fees and expenses(a)	80,000
Custodian’s fees and expenses	31,000
Reports to shareholders	18,000
Legal fees and expenses	8,000
Registration fees	8,000
Trustees’ fees	6,000
Audit fee	3,000
Miscellaneous	8,381

Total expenses	845,521

Net investment income	159,189

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	3,591,742
Net change in unrealized appreciation on investments	6,229,405

Net gain on investments	9,821,147

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,980,336

(a) Including affiliated expense of	$35,320

See Notes to Financial Statements.

72	Visit our website at www.strategicpartners.com

Statement of Operations

Six Months Ended January 31, 2007 (Unaudited)

Dryden Small Cap Value Fund
NET INVESTMENT INCOME
Income
Unaffiliated dividends (net of $4,303 foreign withholding tax)	$2,834,796
Affiliated dividends	254,956
Affiliated income from securities lending, net	51,747

Total income	3,141,499

Expenses
Management fee	1,206,486
Distribution fee—Class A	136,845
Distribution fee—Class B	160,591
Distribution fee—Class C	508,282
Distribution fee—Class L	61,935
Distribution fee—Class M	300,353
Distribution fee—Class X	83,075
Transfer agent’s fees and expenses(a)	397,000
Custodian’s fees and expenses	80,000
Reports to shareholders	51,000
Registration fees	34,000
Legal fees and expenses	20,000
Audit fee	11,000
Trustees’ fees	9,000
Loan interest expense	937
Miscellaneous	16,412

Total expenses	3,076,916

Net investment income	64,583

Net realized and unrealized gain (loss) on investments
Net realized gain on investment transactions	44,102,344
Net change in unrealized depreciation on investments	(5,049,194)

Net gain on investments	39,053,150

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,117,733

(a) Including affiliated expense of	$170,000

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	73

Statement of Operations

Six Months Ended January 31, 2007 (Unaudited)

Strategic Partners Total Return Bond Fund
NET INVESTMENT INCOME
Income
Unaffiliated interest	$5,802,926
Affiliated dividends	485,737

6,288,663

Expenses
Management fee	620,582
Distribution fee—Class A	51,512
Distribution fee—Class B	129,592
Distribution fee—Class C	166,482
Distribution fee—Class L	56,949
Distribution fee—Class M	449,641
Transfer agent’s fees and expenses(a)	359,000
Custodian’s fees and expenses	87,000
Reports to shareholders	83,000
Registration fees	35,000
Legal fees and expenses	13,000
Audit fee	11,000
Insurance expense	9,000
Trustees’ fees	8,000
Miscellaneous	5,336

Total expenses	2,085,094
Less: Expense subsidy (Note 2)	(237,540)

Net expenses	1,847,554

Net Investment Income	4,441,109

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	370,979
Futures transactions	(1,138,227)
Options written transactions	(50,526)
Swap transactions	(161,120)
Foreign currency transactions	189,388

(789,506)

Net change in unrealized appreciation (depreciation) on:
Investments	1,578,698
Short Sales	69,062
Futures	416,162
Options written	234,072
Swaps	(406,308)
Foreign currencies	(160,750)

1,730,936

Net gain on investments	941,430

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,382,539

(a) Including affiliated expense of:	$218,000

See Notes to Financial Statements.

74	Visit our website at www.strategicpartners.com

Statement of Changes in Net Assets

(Unaudited)

	Strategic Partners Large
	Capitalization Value Fund
	Six Months Ended January 31, 2007	Year Ended July 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$159,189	$466,310
Net realized gain on investment transactions	3,591,742	8,357,795
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,229,405	(4,158,050)

Net increase in net assets resulting from operations	9,980,336	4,666,055

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(348,056)	(152,110)
Class B	(63,395)	—
Class C	(57,344)	—

Total dividends from net investment income	(468,795)	(152,110)

Distributions from net realized gains
Class A	(3,637,864)	(2,526,583)
Class B	(2,675,386)	(2,659,515)
Class C	(2,420,057)	(2,100,435)

Total distributions from net realized gains	(8,733,307)	(7,286,533)

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	7,939,889	20,940,428
Net asset value of shares issued to shareholders in reinvestment of dividends	8,620,976	7,034,891
Cost of shares reacquired	(12,177,537)	(20,152,131)

Net increase in net assets from Fund share transactions	4,383,328	7,823,188

Total increase	5,161,562	5,050,600

NET ASSETS
Beginning of period	79,231,033	74,180,433

End of period(a)	$84,392,595	$79,231,033

(a) Includes undistributed net income of:	$20,478	$330,084

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	75

Statement of Changes in Net Assets

(Unaudited)

	Dryden Small Cap Value Fund
	Six Months Ended January 31, 2007	Year Ended July 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$64,583	$30,445
Net realized gain on investment transactions	44,102,344	50,178,309
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,049,194)	(35,345,584)

Net increase in net assets resulting from operations	39,117,733	14,863,170

Dividends and Distributions (Note 1)
Distributions from net realized gains
Class A	(5,147,557)	(11,692,636)
Class B	(1,696,497)	(5,114,517)
Class C	(5,259,760)	(14,269,982)
Class L	(1,187,587)	(4,570,795)
Class M	(3,015,866)	(12,547,522)
Class X	(846,260)	(3,768,741)

Total distributions from net realized gains	(17,153,527)	(51,964,193)

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	35,921,375	127,956,719
Net asset value of shares issued to shareholders in reinvestment of dividends	13,158,748	41,340,473
Net asset value of shares issued in merger	—	186,714,159
Cost of shares reacquired	(77,406,767)	(100,358,862)

Net increase (decrease) in net assets from Fund share transactions	(28,326,644)	255,652,489

Total increase (decrease)	(6,362,438)	218,551,466

Net Assets
Beginning of period	343,413,391	124,861,925

End of period(a)	$337,050,953	$343,413,391

(a) Includes undistributed net income of:	$58,884	$—

See Notes to Financial Statements.

76	Visit our website at www.strategicpartners.com

Statement of Changes in Net Assets

(Unaudited)

	Strategic Partners
	Total Return Bond Fund
	Six Months Ended January 31, 2007	Year Ended July 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$4,441,109	$10,430,692
Net realized loss on investments and foreign currency transactions	(789,506)	(346,706)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,730,936	(10,134,917)

Net increase (decrease) in net assets resulting from operations	5,382,539	(50,931)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(848,832)	(1,864,077)
Class B	(625,909)	(1,683,195)
Class C	(803,937)	(2,215,361)
Class L	(439,941)	(1,242,967)
Class M	(1,516,691)	(4,523,566)
Class X	(335,275)	(866,230)

Total dividends from net investment income	(4,570,585)	(12,395,396)

Tax Return of Capital
Class A	—	(38,945)
Class B	—	(35,523)
Class C	—	(45,467)
Class L	—	(23,983)
Class M	—	(94,663)
Class X	—	(16,202)

Total return of capital	—	(254,783)

Distributions from net realized gains
Class A	—	(71,500)
Class B	—	(71,792)
Class C	—	(99,517)
Class L	—	(53,369)
Class M	—	(221,770)
Class X	—	(35,808)

Total distributions from net realized gains	—	(553,756)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	77

Statement of Changes in Net Assets

(Unaudited)

	Strategic Partners
	Total Return Bond Fund
	Six Months Ended January 31, 2007	Year Ended July 31, 2006

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	$15,814,045	$35,871,290
Net asset value of shares issued to shareholders in reinvestment of dividends	3,770,173	10,699,330
Net asset value of shares issued in merger	—	258,568,048
Cost of shares reacquired	(60,082,226)	(124,169,368)

Net increase (decrease) in net assets from Fund share transactions	(40,498,008)	180,969,300

Total increase (decrease)	(39,686,054)	167,714,434

NET ASSETS
Beginning of period	261,814,489	94,100,055

End of period	$222,128,435	261,814,489

See Notes to Financial Statements.

78	Visit our website at www.strategicpartners.com

Notes to Financial Statements

(Unaudited)

Strategic Partners Style Specific Funds (the “Trust”), is an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of four separate funds (the “Fund” or “Funds”): Strategic Partners Large Capitalization Value Fund (“Large Capitalization Value”), Dryden Small Cap Value Fund (formerly known as Strategic Partners Small Capitalization Value Fund) (“Small Cap Value”), Strategic Partners Total Return Bond Fund (“Total Return Bond”), and Jennison Conservative Growth Fund (formerly known as Strategic Partners Large Capitalization Growth). The financial statements for Jennison Conservative Growth Fund are not included herein.

The Funds’ investment objectives are as follows: Large Capitalization Value—total return consisting of capital appreciation and dividend income through investment primarily in common stocks that, in the investment subadviser’s opinion, are undervalued; Small Capitalization Value—above average capital appreciation through investment in small company common stocks that, in the investment subadviser’s opinion, are undervalued or overlooked in the marketplace; Total Return Bond—total return consisting of current income and capital appreciation through investment primarily in fixed-income securities and related derivatives of varying maturities with a dollar weighted average portfolio maturity of more than four years but not more than fifteen years. The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Funds in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the- counter, are valued at market value using prices provided by an independent

Strategic Partners Style Specific Funds	79

Notes to Financial Statements

(Unaudited) Cont’d

pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

80	Visit our website at www.strategicpartners.com

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the fiscal period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other

Strategic Partners Style Specific Funds	81

Notes to Financial Statements

(Unaudited) Cont’d

factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Total Return Bond may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as net unrealized appreciation or depreciation on forward currency contracts. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are paid or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Funds invest in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Total Return Bond is the only fund that may invest in financial futures contracts.

82	Visit our website at www.strategicpartners.com

Options: Total Return Bond may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When the Fund writes an option on a swap contract, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Swaps: Total Return Bond may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, total return and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate

Strategic Partners Style Specific Funds	83

Notes to Financial Statements

(Unaudited) Cont’d

swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest and may involve payment/receipt of a premium at the time of initiation of the swap agreement. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s cost basis in the swap and the proceeds of the closing transaction, including any fees.

During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Short Sales: Total Return Bond may enter into short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date;

84	Visit our website at www.strategicpartners.com

interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Lending: The Funds may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal at all times, to the market value of the securities loaned. The Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Funds receive compensation, net of any rebate, for lending its securities in the form of interest and dividends on the collateral received for the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Funds amortize premiums and accrete discounts on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Total Return Bond Fund declares dividends from net investment income daily and pays such dividends monthly. All other Funds declare and pay a dividend from net investment income, if any, at least annually. Each Fund declares and pays its net gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Strategic Partners Style Specific Funds	85

Notes to Financial Statements

(Unaudited) Cont’d

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Funds, administers the Funds’ affairs and is responsible for the selection, subject to review and approval of the Trustees, of the subadvisers. PI supervises the subadvisers’ performance of advisory services and makes recommendations to the Trustees as to whether the subadvisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Funds bear all other costs and expenses.

The subadvisers noted below each furnished investment advisory services in connection with the management of the Funds.

Fund	Subadviser
Large Capitalization Value	Hotchkis & Wiley Capital Management, LLC, J.P. Morgan Investment Management, Inc., and NFJ Investment Group L.P.

Small Cap Value	Quantitative Management Associates LLC

Total Return Bond	Pacific Investment Management Company LLC

86	Visit our website at www.strategicpartners.com

The management fee paid to PI is computed daily and payable monthly, at an annual rate of the average daily net assets of the Funds as specified below. From its fee, PI pays each subadviser for its services.

Fund	Contracted Management Fee	Effective Management Fee
Large Capitalization Value	0.70%	0.70%
Small Cap Value	0.70%	0.70%
Total Return Bond	0.50%	0.50%

PI has voluntarily agreed to reimburse each Fund, the portion of the management fee for that Fund equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes and brokerage commissions) exceed the percentage stated below, of the Fund’s average daily net assets.

Fund	Expense Limit
Large Capitalization Value
Class A	1.60%
Class B	2.35
Class C	2.35
Small Cap Value
Class A	1.95
Class B	2.70
Class C	2.70
Class L	2.20
Class M	2.70
Class X	2.70
Total Return Bond
Class A	1.05
Class B	1.55
Class C	1.55
Class L	1.30
Class M	1.80
Class X	1.80

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the shares of the Trust. The Trust compensates PIMS for distributing and servicing the Funds’ shares pursuant to plans of distribution (“Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Strategic Partners Style Specific Funds	87

Notes to Financial Statements

(Unaudited) Cont’d

Pursuant to the Distribution Plans, the Trust compensates PIMS for distribution related activities at the following percentages of average daily net assets:

	Large Capitalization Value	Small Cap Value	Total Return Bond
Class A	.30 of 1%	.30 of 1%	.30 of 1%
Class B	1%	1%	1%
Class C	1%	1%	1%
Class L	N/A	.50 of 1%	.50 of 1%
Class M	N/A	1%	1%
Class X	N/A	1%	1%

For the six months ended January 31, 2007, PIMS contractually agreed to limit such fees to the following percentages of average daily net assets:

	Large Capitalization Value	Small Cap Value	Total Return Bond
Class A	.25 of 1%	.25 of 1%	.25 of 1%
Class B	1%	1%	.75 of 1%
Class C	1%	1%	.75 of 1%
Class L	N/A	.50 of 1%	.50 of 1%
Class M	N/A	1%	1%
Class X	N/A	1%	1%

For Total Return Bond, there was no distribution fee for Class X shares for six months ended January 31, 2007.

PIMS has advised the Funds of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2007. These amounts were approximately as follows:

Fund	Class A
Large Capitalization Value	$23,500
Small Cap Value	83,500
Total Return Bond	13,500

From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Funds of its receipt of contingent deferred sales charges imposed upon certain redemptions by certain Class B, Class C, Class M, and Class X

88	Visit our website at www.strategicpartners.com

shareholders for the six months ended January 31, 2007. These amounts were approximately as follows:

Fund	Class B	Class C	Class M	Class X
Large Capitalization Value	$16,300	$700	N/A	N/A
Small Cap Value	22,600	13,100	$62,200	$11,000
Total Return Bond	29,400	2,700	149,200	19,900

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Trust, along with other affiliated registered investment companies (the “Companies”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provided for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 27, 2006, the Companies renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Companies pay a commitment fee of .07 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 26, 2007. For the period from October 29, 2005 through October 26, 2006, the Companies paid a commitment fee of .0725 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The following Portfolio utilized the line of credit during the six months ended January 31, 2007. The average balance outstanding is for the number of days that the Portfolio had an outstanding balance.

Portfolio	Approximate Average Balance Outstanding	Weighted Average Interest Rate	Number of Days Outstanding
Small Cap Value	$1,477,500	5.70%	4

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out of pocket expenses paid to non-affiliates, where applicable.

Strategic Partners Style Specific Funds	89

Notes to Financial Statements

(Unaudited) Cont’d

The Funds pay networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations. For the six months ended January 31, 2007, the Funds paid networking fees as follows:

Fund	Total Networking Fees Incurred
Large Capitalization Value	$11,537
Small Cap Value	63,865
Total Return Bond	38,359

For the six months ended January 31, 2007, the amount of brokerage commissions earned by Wachovia and Prudential Equity Group, LLC (“PEG”), an indirect, wholly-owned subsidiary of Prudential, from portfolio transactions executed on behalf of the Funds were as follows:

Fund	Wachovia	PEG
Large Capitalization Value	$130	$85

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Prudential Investment, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Funds’ security lending agents. During the six months ended January 31, 2007, PIM was compensated as follows for these services:

Fund
Small Cap Value	$25,200

90	Visit our website at www.strategicpartners.com

Note 4. Fund Securities

Purchases and sales of portfolio securities, excluding U.S. government securities, short-term investments, short sales and written options, for the six months ended January 31, 2007 were as follows:

Fund	Purchases	Sales
Large Capitalization Value	$21,123,934	$25,609,655
Small Cap Value	185,411,775	214,231,566
Total Return Bond	17,813,148	5,850,457

Transactions in options/swap options during the six months ended January 31, 2007 were as follows:

	Total Return Bond
	Notional Amount (000)	Premium Received
Balance at beginning of period	357,700	546,449
Written options	174,800	129,908
Written swap options	44,000	124,705
Expired options	(234,200)	(156,964)
Expired swap options	(10,000)	(104,529)
Closed options	(275,000)	(230,325)

Balance at end of period	57,300	$309,244

Note 5. Tax Information

The United States federal income tax basis and unrealized appreciation (depreciation) of the Funds’ investments as of January 31, 2007, were as follows:

Fund	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
Large Capitalization Value	$67,346,344	$17,700,322	$(545,976)	$17,154,346
Small Cap Value	292,752,272	50,466,477	(5,705,310)	44,761,167
Total Return Bond	240,350,397	2,153,290	(3,952,697)	(1,799,407)

The differences between book basis and tax basis are primarily attributable to deferred losses on wash sales.

Strategic Partners Style Specific Funds	91

Notes to Financial Statements

(Unaudited) Cont’d

Certain Funds have elected to treat net capital losses and/or net currency losses incurred during the nine month period ended July 31, 2006 as being incurred during the fiscal year ending July 31, 2007.

The capital loss carryforwards and the post-October losses were as follows:

	Post-October Losses		Capital Loss Carryforward
Fund	Currency	Capital
Total Return Bond	$40,716	$3,514,216	$743,784	(a)

(a)	Expiring in 2014

Note 6. Capital

Class A shares are subject to a maximum front-end sales charge of 5.50% for each fund except Total Return Bond, which is subject to a front-end sales charge of up to 4.50%. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class X and New Class X shares (i.e., Class X shares issued after August 17, 1998) convert to class A shares approximately 8 years and 10 years respectively, after purchase. Class C shares purchased are charged a CDSC of 1% for shares sold within 12 months from the date of purchase. Class L shares are subject to a maximum front-end sales charge 4.25% for Total Return Bond and 5.75% for Small Capitalization Value. Class L shares are closed to most new purchasers (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are not subject to a front end sales charge. Class L, Class M, and Class X shares are only exchangeable with Class L, Class M, and Class X shares, respectively, offered by the other Strategic Partners Funds and JennisonDryden Funds. Under certain circumstances, Class A and Class L may be subject to a contingent deferred sales charge (CDSD) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively, The Trust has authorized an unlimited number of beneficial interest at $.001 par value per share.

92	Visit our website at www.strategicpartners.com

Transactions in shares of beneficial interest during the six months ended January 31, 2007 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B to Class A	Net Increase (Decrease) in Shares Outstanding
Large Capitalization Value Fund
Class A	379,338	275,063	(451,730)	261,662	464,333
Class B	63,763	197,959	(217,963)	(267,745)	(223,986)
Class C	109,168	167,042	(196,056)	—	80,154
Small Cap Value Fund
Class A	1,262,803	192,723	(1,824,490)	119,162	(249,802)
Class B	105,148	93,719	(219,317)	(128,097)	(148,547)
Class C	584,255	214,855	(1,021,716)	—	(222,606)
Class L	15,243	55,766	(282,367)	—	(211,358)
Class M	48,184	152,514	(856,295)	—	(655,597)
Class X	27,221	41,220	(221,818)	—	(153,377)
Total Return Bond Fund
Class A	970,366	66,370	(1,222,401)	130,959	(54,706)
Class B	86,716	53,978	(559,492)	(130,976)	(549,774)
Class C	193,414	63,941	(913,206)	—	(655,851)
Class L	37,574	38,586	(579,782)	—	(503,622)
Class M	227,278	121,362	(2,319,622)	—	(1,970,982)
Class X	56,262	30,151	(374,508)	—	(288,095)

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B to Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Large Capitalization Value Fund
Class A	$5,507,109	$3,751,860	$(6,385,451)	$3,608,741	$6,482,259
Class B	901,926	2,640,778	(3,055,089)	(3,608,741)	(3,121,126)
Class C	1,530,854	2,228,338	(2,736,997)	—	1,022,195
Small Cap Value Fund
Class A	22,730,328	3,544,177	(33,162,115)	2,178,727	(4,708,883)
Class B	1,758,300	1,602,595	(3,711,370)	(2,178,727)	(2,529,202)
Class C	9,828,238	3,674,036	(17,254,128)	—	(3,751,854)
Class L	278,448	1,023,864	(5,114,349)	—	(3,812,037)
Class M	819,469	2,607,980	(14,432,114)	—	(11,004,665)
Class X	506,592	706,096	(3,732,691)	—	(2,520,003)
Total Return Bond Fund
Class A	9,750,803	668,349	(12,301,509)	1,327,704	(554,653)
Class B	873,111	543,287	(5,631,645)	(1,327,704)	(5,542,951)
Class C	1,943,959	644,174	(9,195,945)	—	(6,607,812)
Class L	378,583	388,459	(5,831,778)	—	(5,064,736)
Class M	2,283,608	1,222,425	(23,351,697)	—	(19,845,664)
Class X	583,981	303,479	(3,769,652)	—	(2,882,192)

Strategic Partners Style Specific Funds	93

Notes to Financial Statements

(Unaudited) Cont’d

Transactions in shares of beneficial interest during the year ended July 31, 2006, were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Issued in Merger	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X To Class A	Net Increase (Decrease) in Shares Outstanding
Large Capitalization Value Fund
Class A	1,055,770	190,455	—	(638,720)	60,556	668,061
Class B	140,994	195,565	—	(421,943)	(61,880)	(147,264)
Class C	318,260	148,848	—	(415,769)	—	51,339
Small Cap Value Fund
Class A	4,013,580	458,402	530,884	(1,961,490)	266,518	3,307,894
Class B	413,563	311,942	93,488	(362,733)	(57,187)	399,073
Class C	2,624,427	695,418	1,937,286	(1,191,348)	—	4,065,783
Class L	50,255	234,043	1,685,883	(513,986)	—	1,456,195
Class M	155,069	711,163	4,481,256	(1,321,700)	(124,568)	3,901,220
Class X	72,553	209,915	1,350,491	(441,504)	(101,844)	1,089,611
Total Return Bond Fund
Class A	2,017,354	157,183	1,608,020	(2,649,935)	301,855	1,434,477
Class B	193,272	151,968	178,559	(1,008,577)	(86,123)	(570,901)
Class C	504,028	179,753	3,763,977	(2,008,192)	—	2,439,566
Class L	56,105	109,111	3,537,715	(1,228,122)	—	2,474,809
Class M	612,169	378,469	13,627,390	(4,706,305)	(143,393)	9,768,330
Class X	139,287	80,732	2,194,555	(670,274)	(72,406)	1,671,894

94	Visit our website at www.strategicpartners.com

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Net Asset Value of Shares Issued in Merger	Cost of Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X To Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Large Capitalization Value Fund
Class A	$14,689,119	$2,536,862	$—	$(8,805,098)	$832,229	$9,253,112
Class B	1,939,590	2,554,073	—	(5,701,725)	(832,229)	(2,040,291)
Class C	4,311,719	1,943,956	—	(5,645,308)	—	610,367
Small Cap Value Fund
Class A	71,717,245	7,563,627	10,219,516	(35,703,592)	4,661,335	58,458,131
Class B	7,076,629	4,841,340	1,712,702	(6,067,561)	(949,060)	6,614,050
Class C	44,495,422	10,792,893	35,491,088	(19,879,878)	—	70,899,525
Class L	902,257	3,861,705	32,453,260	(9,203,593)	—	28,013,629
Class M	2,558,045	11,023,030	82,096,601	(22,098,855)	(2,045,653)	71,533,168
Class X	1,207,121	3,257,878	24,740,992	(7,405,383)	(1,666,622)	20,133,986
Total Return Bond Fund
Class A	20,405,866	1,591,743	16,691,250	(26,788,331)	3,047,055	14,947,583
Class B	1,957,795	1,538,989	1,853,439	(10,221,851)	(872,412)	(5,744,040)
Class C	5,155,403	1,820,079	39,070,083	(20,328,896)	—	25,716,669
Class L	642,989	1,103,566	36,721,482	(12,468,849)	—	25,999,188
Class M	6,302,726	3,829,767	141,452,310	(47,605,370)	(1,439,752)	102,539,681
Class X	1,406,511	815,186	22,779,484	(6,756,071)	(734,891)	17,510,219

Note 7. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. Adoption of FIN 48 is required for fiscal years beginning after December 22, 2006, however, the Securities and Exchange Commission delayed the effective date until June 30, 2007. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an

Strategic Partners Style Specific Funds	95

Notes to Financial Statements

Cont’d

authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Note 8. Reorganization

On July 19, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all assets of each class of shares of Strategic Partners Total Return Bond Fund into the like shares of Dryden Total Return Bond Fund and the assumption of the liabilities of the fund. Shareholders approved the Plan on December 29, 2006 and the reorganization was completed on March 2, 2007.

On July 19, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all assets of each class of shares of Strategic Partners Large Capitalization Value Fund into the like shares of Jennison Value Fund and the assumption of the liabilities of the fund. Shareholders approved the Plan on January 12, 2007 and the reorganization was completed on March 16, 2007.

The expenses resulting from the Reorganization, including proxy solicitation costs will be paid by the Investment Manager and/or affiliate and the fund. The Reorganization costs attributable to the fund are currently reflected in the Statement of Operations.

96	Visit our website at www.strategicpartners.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited)

	Strategic Partners Large Capitalization Value Fund Class A
	For the Six Months Ended January 31, 2007		Year Ended July 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.03		$14.58

Income (loss) from investment operations:
Net Investment income	.05		.13
Net realized and unrealized gains (loss) on investments transactions	1.77		.77

Total from investment operations	1.82		.90

Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.08)
Distributions from net realized gains on investments	(1.57)		(1.37)

Total dividends and distributions	(1.72)		(1.45)

Net asset value, end of period	$14.13		$14.03

Total Return(a)	13.38%		6.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$38,933		$32,157
Average net assets (000)	$34,653		$28,291
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.63	%(d)	1.36%
Expenses, excluding distribution and service (12b-1) fees	1.38	%(d)	1.11%
Net investment income	.80	%(d)	1.09%
For Class A, B, and C shares:
Portfolio turnover rate	26	%(e)	81%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.78% and 1.68% for the years ended July 31, 2003 and 2002, respectively. The net investment income ratios would have been .68% and .58% for the years ended July 31, 2003 and 2002, respectively.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

98	Visit our website at www.strategicpartners.com

Strategic Partners Large Capitalization Value Fund Class A
Year Ended July 31,

2005	2004	2003		2002

$12.33	$10.32	$9.13		$11.01

.09	.04	.08		.07
2.50	2.05	1.13		(1.84)

2.59	2.09	1.21		(1.77)

(.10)	(.08)	(.02)		—
(.24)	—	—		(.11)

(.34)	(.08)	(.02)		(.11)

$14.58	$12.33	$10.32		$9.13

21.25%	20.29%	13.29%		(16.16)%

$23,678	$15,762	$9,973		$8,503
$18,926	$13,304	$8,718		$9,523

1.46%	1.50%	1.60	%(c)	1.60	%(c)
1.21%	1.25%	1.35%		1.35%
.75%	.60%	.86	%(c)	.66	%(c)

47%	57%	50%		55%

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	99

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Large Capitalization Value Fund Class B
	For the Six Months Ended January 31, 2007		Year Ended July 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.69		$14.29

Income (loss) from investment operations:
Net Investment income	.01		.05
Net realized and unrealized gains (loss) on investments transactions	1.71		.72

Total from investment operations	1.72		.77

Less Dividends and Distributions:
Dividends from net investment income	(.04)		—
Distributions from net realized gains on investments	(1.57)		(1.37)

Total dividends and distributions	(1.61)		(1.37)

Net asset value, end of period	$13.80		$13.69

Total Return(a)	12.92%		5.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,347		$25,239
Average net assets (000)	$24,280		$26,844
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.38	%(d)	2.11%
Expenses, excluding distribution and service (12b-1) fees	1.38	%(d)	1.11%
Net investment income	.10	%(d)	.33%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.53% and 2.43% for the years ended July 31, 2003 and 2002, respectively. The net investment loss ratios would have been (.06)% and (.17)% for the years ended July 31, 2003 and 2002, respectively.
(d)	Annualized.

See Notes to Financial Statements.

100	Visit our website at www.strategicpartners.com

Strategic Partners Large Capitalization Value Fund Class B
Year Ended July 31,

2005	2004	2003		2002

$12.09	$10.14	$9.01		$10.96

— (b)	(.02)	.01		(.01)
2.44	1.98	1.12		(1.83)

2.44	1.96	1.13		(1.84)

— (b)	(.01)	—		—
(0.24)	—	—		(.11)

(0.24)	(.01)	—		(.11)

$14.29	$12.09	$10.14		$9.01

20.38%	19.33%	12.54%		(16.87)%

$28,446	$24,370	$19,645		$18,614
$26,774	$23,051	$17,776		$21,374

2.21%	2.25%	2.35	%(c)	2.35	%(c)
1.21%	1.25%	1.35%		1.35%
.01%	(.14)%	.12	%(c)	(.09	)%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	101

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Large Capitalization Value Fund Class C
	For the Six Months Ended January 31, 2007		Year Ended July 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.69		$14.29

Income (loss) from investment operations:
Net Investment income	.01		.05
Net realized and unrealized gains (loss) on investments transactions	1.71		.72

Total from investment operations	1.72		.77

Less Dividends and Distributions:
Dividends from net investment income	(.04)		—
Distributions from net realized gains on investments	(1.57)		(1.37)

Total dividends and distributions	(1.61)		(1.37)

Net asset value, end of period	$13.80		$13.69

Total Return(a)	12.92%		5.82%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,112		$21,835
Average net assets (000)	$22,533		$21,915
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.38	%(d)	2.11%
Expenses, excluding distribution and service (12b-1) fees	1.38	%(d)	1.11%
Net investment income	.07	%(d)	.33%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Less than $.005 per share.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 2.53% and 2.43% for the years ended July 31, 2003 and 2002, respectively. The net investment income ratios would have been (.06)% and (.18)% for the years ended July 31, 2003 and 2002, respectively.
(d)	Annualized.

See Notes to Financial Statements.

102	Visit our website at www.strategicpartners.com

Strategic Partners Large Capitalization Value Fund Class C
Year Ended July 31,

2005	2004	2003		2002

$12.09	$10.14	$9.01		$10.96

— (b)	(.02)	.01		(.01)
2.44	1.98	1.12		(1.83)

2.44	1.96	1.13		(1.84)

— (b)	(.01)	—		—
(0.24)	—	—		(.11)

(0.24)	(.01)	—		(.11)

$14.29	$12.09	$10.14		$9.01

20.38%	19.29%	12.54%		(16.87)%

$22,056	$20,805	$19,116		$17,843
$21,406	$21,218	$17,279		$18,866

2.21%	2.25%	2.35	%(c)	2.35	%(c)
1.21%	1.25%	1.35%		1.35%
.01%	(.14)%	.12	%(c)	(.09	)%(c)

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	103

Financial Highlights

(Unaudited) Cont’d

	Dryden Small Cap Value Fund Class A
	For the Six Months Ended January 31, 2007(b)		Year Ended July 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.30		$19.81

Income from investment operations:
Net investment income (loss)	.05		.09
Net realized and unrealized gains (loss) on investments transactions	2.07		.40

Total from investment operations	2.12		.49

Less Distributions:
Distributions from net realized gains on investments	(.91)		(3.00)

Net asset value, end of period	$18.51		$17.30

Total Return(a)	12.30%		3.18%
Ratios/Supplemental Data:
Net assets, end of period (000)	$109,205		$106,369
Average net assets (000)	$108,584		$86,627
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.31	%(d)	1.28%
Expenses, excluding distribution and service (12b-1) fees	1.06	%(d)	1.03%
Net investment income (loss)	.51	%(d)	.49%
For Class A, B, C, L, M and X shares:
Portfolio turnover rate	56	%(e)	93%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

104	Visit our website at www.strategicpartners.com

Dryden Small Cap Value Fund Class A
Year Ended July 31,

2005(b)	2004(b)	2003(b)	2002(b)

$15.68	$12.19	$11.71	$13.18

.02	.02	(.09)	(.09)
4.66	3.47	2.00	(.51)

4.68	3.49	1.91	(0.60)

(.55)	—	(1.43)	(.87)

$19.81	$15.68	$12.19	$11.71

30.31%	28.63%	18.99%	(4.80)%

$56,289	$23,589	$11,151	$8,637
$33,464	$14,764	$9,198	$8,818

1.45%	1.58%	1.91%	1.86%
1.20%	1.33%	1.66%	1.61%
.13%	.12%	(.82)%	(.66)%

106%	69%	61%	142%

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	105

Financial Highlights

(Unaudited) Cont’d

	Dryden Small Cap Value Fund Class B
	For the Six Months Ended January 31, 2007(b)		Year Ended July 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.18		$18.86

Income from investment operations:
Net investment income (loss)	(.02)		(.04)
Net realized and unrealized gains (loss) on investments transactions	1.95		.36

Total from investment operations	1.93		.32

Less Distributions:
Distributions from net realized gains on investments	(.91)		(3.00)

Net asset value, end of period	$17.20		$16.18

Total Return(a)	11.91%		2.41%
Ratios/Supplemental Data:
Net assets, end of period (000)	$31,005		$31,586
Average net assets (000)	$31,856		$31,665
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.06	%(c)	2.03%
Expenses, excluding distribution and service (12b-1) fees	1.06	%(c)	1.03%
Net investment income (loss)	(.23	%)(c)	(.23)%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

106	Visit our website at www.strategicpartners.com

Dryden Small Cap Value Fund Class B
Year Ended July 31,

2005(b)	2004(b)	2003(b)	2002(b)

$15.06	$11.79	$11.46	$13.00

(.10)	(.09)	(.17)	(.18)
4.45	3.36	1.93	(.49)

4.35	3.27	1.76	(0.67)

(.55)	—	(1.43)	(.87)

$18.86	$15.06	$11.79	$11.46

29.35%	27.74%	18.01%	(5.44)%

$29,282	$21,341	$16,433	$15,818
$24,672	$19,998	$14,990	$15,328

2.20%	2.33%	2.66%	2.61%
1.20%	1.33%	1.66%	1.61%
(.61)%	(.65)%	(1.57)%	(1.41)%

Strategic Partners Style Specific Funds	107

Financial Highlights

(Unaudited) Cont’d

	Dryden Small Cap Value Fund Class C
	For the Six Months Ended January 31, 2007(b)		Year Ended July 31, 2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.18		$18.86

Income from investment operations:
Net investment income (loss)	(.02)		(.04)
Net realized and unrealized gains (loss) on investments transactions	1.95		.36

Total from investment operations	1.93		.32

Less Distributions:
Distributions from net realized gains on investments	(.91)		(3.00)

Net asset value, end of period	$17.20		$16.18

Total Return(a)	11.91%		2.41%
Ratios/Supplemental Data:
Net assets, end of period (000)	$101,913		$99,521
Average net assets (000)	$100,828		$89,474
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.06	%(c)	2.03%
Expenses, excluding distribution and service (12b-1) fees	1.06	%(c)	1.03%
Net investment income (loss)	(.23	%)(c)	(.24)%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

108	Visit our website at www.strategicpartners.com

Dryden Small Cap Value Fund Class C
Year Ended July 31,

2005(b)	2004(b)	2003(b)	2002(b)

$15.06	$11.79	$11.46	$13.00

(.10)	(.09)	(.17)	(.18)
4.45	3.36	1.93	(.49)

4.35	3.27	1.76	(0.67)

(.55)	—	(1.43)	(.87)

$18.86	$15.06	$11.79	$11.46

29.35%	27.74%	18.01%	(5.44)%

$39,291	$19,793	$17,437	$16,896
$25,905	$19,308	$15,880	$13,161

2.20%	2.33%	2.66%	2.61%
1.20%	1.33%	1.66%	1.61%
(.62)%	(.67)%	(1.57)%	(1.41)%

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	109

Financial Highlights

(Unaudited) Cont’d

	Dryden Small Cap Value Fund Class L
	For the Six Months Ended January 31, 2007(d)		August 22, 2005(a) Through July 31, 2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$17.28		$19.25

Income from investment operations:
Net investment income	.02		.05
Net realized and unrealized gains on investments transactions	2.08		.98

Total from investment operations	2.10		1.03

Less Distributions:
Distributions from net realized gains on investments	(.91)		(3.00)

Net asset value, end of period	$18.47		$17.28

Total Return(b)	12.20%		6.06%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,996		$25,167
Average net assets (000)	$24,572		$28,735
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.56	%(c)	1.53	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.06	%(c)	1.03	%(c)
Net investment income	.27	%(c)	.29	%(c)

(a)	Commencement of offering.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

110	Visit our website at www.strategicpartners.com

	Dryden Small Cap Value Fund Class M
	For the Six Months Ended January 31, 2007(d)		August 22, 2005(a) Through July 31, 2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.18		$18.32

Income from investment operations:
Net investment loss	(.02)		(.03)
Net realized and unrealized gains on investments transactions	1.94		.89

Total from investment operations	1.92		.86

Less Distributions:
Distributions from net realized gains on investments	(.91)		(3.00)

Net asset value, end of period	$17.19		$16.18

Total Return(b)	11.91%		5.39%
Ratios/Supplemental Data:
Net assets, end of period (000)	$55,802		$63,132
Average net assets (000)	$59,581		$73,499
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.06	%(c)	2.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.06	%(c)	1.03	%(c)
Net investment loss	(.24	%)(c)	(.21	)%(c)

(a)	Commencement of offering.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	111

Financial Highlights

(Unaudited) Cont’d

	Dryden Small Cap Value Fund Class X
	For the Six Months Ended January 31, 2007(d)		August 22, 2005(a) Through July 31, 2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.19		$18.32

Income from investment operations:
Net investment loss	(.02)		(.03)
Net realized and unrealized gains on investments transactions	1.97		.90

Total from investment operations	1.95		.87

Less Distributions:
Distributions from net realized gains on investments	(.91)		(3.00)

Net asset value, end of period	$17.23		$16.19

Total Return(b)	12.09%		5.43%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,130		$17,639
Average net assets (000)	$16,479		$22,439
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.06	%(c)	2.03	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.06	%(c)	1.03	%(c)
Net investment loss	(.24	%)(c)	(.02	)%(c)

(a)	Commencement of offering.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

112	Visit our website at www.strategicpartners.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Total Return Bond Fund Class A
	For the Six Months Ended January 31, 2007		Year Ended July 31, 2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.96		$10.37

Income (loss) from investment operations:
Net investment income	.20		.41
Net realized and unrealized gains (loss) on investment and foreign currency transactions	.02		(.32)

Total from investment operations	.22		.09

Less: Dividends and Distributions:
Dividends from net investment income	(.21)		(.47)
Tax Return of Capital	—		(.01)
Distributions from net realized gains on investments	—		(.02)

Total dividends and distributions	(.21)		(.05)

Net asset value, end of period	$9.97		$9.96

Total Return(a)	2.30%		.86%
Ratios/Supplemental Data:
Net assets, end of period (000)	$39,537		$40,032
Average net assets (000)	$40,873		$39,836
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)(c)	1.05	%(e)	1.05%
Expenses, excluding distribution and service (12b-1) fees	.80	%(e)	.80%
Net investment income	4.01	%(e)	4.05%
For Class A, B, C, L, M and X shares:
Portfolio turnover rate	72	%(f)	194%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.24%, 1.23%, 1.47%, 1.26%, 1.10%, and 1.22% for the six months ended January 31, 2007 and the years ended July 31, 2006, 2005, 2004, 2003 and 2002, respectively. The net investment income ratios would have been 3.82%, 3.87%, 2.00%, 1.67%, 2.85%, and 3.15% for the six months ended January 31, 2007 and the years ended July 31, 2006, 2005, 2004, 2003 and 2002, respectively.
(d)	Calculations are based on average shares outstanding during the year.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

114	Visit our website at www.strategicpartners.com

Strategic Partners Total Return Bond Fund Class A
Year Ended July 31,

2005	2004	2003	2002

$10.53	$10.59	$10.35	$10.43

.24	.22	.34	.35

.32	.37	.45	.19

.56	.59	.79	.54

(.66)	(.28)	(.32)	(.36)
—	—	—	—
(.06)	(.37)	(.23)	(.26)

(.72)	(.65)	(.55)	(.62)

$10.37	$10.53	$10.59	$10.35

5.40%	5.70%	7.67%	5.31%

$26,803	$24,280	$22,142	$20,796
$26,219	$24,186	$22,632	$17,564

1.05%	1.05%	1.05%	1.05%
.80%	.80%	.80%	.80%
2.42%	1.88%	2.90%	3.32%

570%	385%	572%	530%

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	115

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Total Return Bond Fund Class B
	For the Six Months Ended January 31, 2007		Year Ended July 31, 2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.95		$10.37

Income (loss) from investment operations:
Net investment income	.17		.35
Net realized and unrealized gains (loss) on investment and foreign currency transactions	.03		(.32)

Total from investment operations	.20		.03

Less: Dividends and Distributions:
Dividends from net investment income	(.18)		(.42)
Tax Return of Capital	—		(.01)
Distributions from net realized gains on investments	—		(.02)

Total dividends and distributions	(.18)		(.45)

Net asset value, end of period	$9.97		$9.95

Total Return(a)	1.93%		.36%
Ratios/Supplemental Data:
Net assets, end of period (000)	$31,065		$36,485
Average net assets (000)	$34,276		$40,586
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)(c)	1.55	%(e)	1.55%
Expenses, excluding distribution and service (12b-1) fees	.80	%(e)	.80%
Net investment income	3.52	%(e)	3.52%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily assets of the Class B shares.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.74%, 1.73%, 1.97%, 1.76%, 1.60%, and 1.72% for the period ended January 31, 2007 and the years ended July 31, 2006, 2005, 2004, 2003 and 2002, respectively. The net investment income ratios would have been 3.33%, 3.34%, 1.46%, 1.26%, 2.35%, and 2.63% for the period ended January 31, 2007 and the years ended July 31, 2006, 2005, 2004, 2003 and 2002, respectively.
(d)	Calculations are based on average shares outstanding during the year.
(e)	Annualized.

See Notes to Financial Statements.

116	Visit our website at www.strategicpartners.com

Strategic Partners Total Return Bond Fund Class B
Year Ended July 31,

2005	2004	2003	2002

$10.53	$10.59	$10.35	$10.43

.20	.17	.29	.31

.31	.37	.45	.18

.51	.54	.74	.49

(.61)	(.23)	(.27)	(.31)
—	—	—	—
(.06)	(.37)	(.23)	(.26)

(.67)	(.60)	(.50)	(.57)

$10.37	$10.53	$10.59	$10.35

4.87%	5.18%	7.14%	4.79%

$43,939	$50,908	$64,845	$52,250
$47,811	$58,123	$62,440	$36,575

1.55%	1.55%	1.55%	1.55%
.80%	.80%	.80%	.80%
1.88%	1.46%	2.40%	2.79%

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	117

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Total Return Bond Fund Class C
	For the Six Months Ended January 31, 2007		Year Ended July 31, 2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.96		$10.37

Income (loss) from investment operations:
Net investment income	.18		.37
Net realized and unrealized gains (loss) on investment and foreign currency transactions	.02		(.33)

Total from investment operations	.20		.04

Less: Dividends and Distributions:
Dividends from net investment income	(.18)		(.42)
Tax Return of Capital	—		(.01)
Distributions from net realized gains on investments	—		(.02)

Total dividends and distributions	(.18)		(.45)

Net asset value, end of period	$9.98		$9.96

Total Return(a)	2.05%		.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$40,282		$46,748
Average net assets (000)	$44,033		$52,399
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)(c)	1.55	%(e)	1.55%
Expenses, excluding distribution and service (12b-1) fees	.80	%(e)	.80%
Net investment income	3.52	%(e)	3.56%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily assets of the Class C shares.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.74%, 1.73%, 1.97%, 1.76%, 1.60%, and 1.72% for the period ended January 31, 2007 and the years ended July 31, 2006, 2005, 2004, 2003 and 2002, respectively. The net investment income ratios would have been 3.33%, 3.38%, 1.44%, 1.29%, 2.35%, and 2.60% for the period ended January 31, 2007 and the years ended July 31, 2006, 2005, 2004, 2003 and 2002, respectively.
(d)	Calculations are based on average shares outstanding during the year.
(e)	Annualized.

See Notes to Financial Statements.

118	Visit our website at www.strategicpartners.com

Strategic Partners Total Return Bond Fund Class C
Year Ended July 31,

2005	2004	2003	2002

$10.53	$10.59	$10.35	$10.43

.20	.17	.29	.31

.31	.37	.45	.18

.51	.54	.74	0.49

(.61)	(.23)	(.27)	(.31)
—	—	—	—
(.06)	(.37)	(.23)	(.26)

(.67)	(.60)	(.50)	(.57)

$10.37	$10.53	$10.59	$10.35

4.87%	5.17%	7.14%	4.79%

$23,357	$29,390	$43,274	$38,503
$26,422	$35,764	$44,100	$23,935

1.55%	1.55%	1.55%	1.55%
.80%	.80%	.80%	.80%
1.86%	1.48%	2.40%	2.77%

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	119

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Total Return Bond Fund Class L
	For the Six Months Ended January 31, 2007		August 22, 2005(a) Through July 31, 2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.96		$10.38

Income (loss) from investment operations:
Net investment income	.19		.36
Net realized and unrealized gains (loss) on investment and foreign currency transactions	.02		(.34)

Total from investment operations	.21		.02

Less: Dividends and Distributions:
Dividends from net investment income	(.20)		(.41)
Tax Return of Capital	—		(.01)
Distributions from net realized gains on investments	—		(.02)

Total dividends and distributions	(.20)		(.44)

Net asset value, end of period	$9.97		$9.96

Total Return(b)	2.19%		.21%
Ratios/Supplemental Data:
Net assets, end of period (000)	$19,657		$24,637
Average net assets (000)	$22,594		$29,339
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.30	%(e)	1.30	%(e)
Expenses, excluding distribution and service (12b-1) fees	.80	%(e)	.80	%(e)
Net investment income	3.76	%(e)	3.82	%(e)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 1.49% and 1.48% for the periods ended January 31, 2007 and July 31, 2006, respectively. The net investment income ratio would have been 3.57% and 3.64% for the periods ended January 31, 2007 and July 31, 2006, respectively.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Annualized.

See Notes to Financial Statements.

120	Visit our website at www.strategicpartners.com

	Strategic Partners Total Return Bond Fund Class M
	For the Six Months Ended January 31, 2007		August 22, 2005(a) Through July 31, 2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.96		$10.38

Income (loss) from investment operations:
Net investment income	.16		.32
Net realized and unrealized gains (loss) on investment and foreign currency transactions	.03		(.34)

Total from investment operations	.19		(.02)

Less: Dividends and Distributions:
Dividends from net investment income	(.17)		(.37)
Tax Return of Capital	—		(.01)
Distributions from net realized gains on investments	—		(.02)

Total dividends and distributions	(.17)		(.40)

Net asset value, end of period	$9.98		$9.96

Total Return(b)	1.93%		(.24)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$77,788		$97,284
Average net assets (000)	$89,195		$119,381
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.80	%(e)	1.80	%(e)
Expenses, excluding distribution and service (12b-1) fees	.80	%(e)	.80	%(e)
Net investment income	3.27	%(e)	3.33	%(e)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been 1.99% and 1.98% for the periods ended January 31, 2007 and July 31, 2006, respectively. The net investment income ratio would have been 3.08% and 3.15% for the periods ended January 31, 2007 and July 31, 2006, respectively.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Annualized.

See Notes to Financial Statements.

Strategic Partners Style Specific Funds	121

Financial Highlights

(Unaudited) Cont’d

	Strategic Partners Total Return Bond Fund Class X
	For the Six Months Ended January 31, 2007		August 22, 2005(a) Through July 31, 2006(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.95		$10.38

Income (loss) from investment operations:
Net investment income	.21		.37
Net realized and unrealized gains (loss) on investment and foreign currency transactions	.03		(.35)

Total from investment operations	.24		.02

Less: Dividends and Distributions:
Dividends from net investment income	(.22)		(.42)
Tax Return of Capital	—		(.01)
Distributions from net realized gains on investments	—		(.02)

Total dividends and distributions	(.22)		(.45)

Net asset value, end of period	$9.97		$9.95

Total Return(b)	2.54%		.21%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,800		$16,628
Average net assets (000)	$15,237		$20,088
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.80	%(e)	1.22	%(e)
Expenses, excluding distribution and service (12b-1) fees	.80	%(e)	.80	%(e)
Net investment income	4.26	%(e)	3.91	%(e)

(a)	Commencement of offering new share class.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratio including distribution and service (12b-1) fees would have been .99% and 1.40% for the periods ended January 31, 2007 and July 31, 2006, respectively. The net investment income ratio would have been 4.07% and 3.73% for the periods ended January 31, 2007 and July 31, 2006, respectively.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Annualized.

See Notes to Financial Statements.

122	Visit our website at www.strategicpartners.com

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders of the Dryden Small Capitalization Value Fund was held on October 30, 2006, and adjourned to November 28, 2006, and further adjourned to December 29, 2006. At such meeting the shareholders approved the following proposal:

1.	To approve a new subadvisory agreement between Prudential Investments LLC and Quantitative Management Associates LLC.

For	Against	Abstain
7,363,017.90	1,040,021.04	1,419,694.00

A Special Meeting of Shareholders of the Strategic Partners Total Return Bond Fund was held on December 7, 2006, and adjourned to December 29, 2006. At such meeting the shareholders approved the following proposal:

1.	For shareholders of the Strategic Partners Total Return Bond (the Fund) to approve or disapprove a Plan of Reorganization under which the Fund will transfer all of its assets to, and all of its liabilities will be assumed by, the Dryden Total Return Bond Fund, Inc. (Dryden Fund, and together with the SP Fund, the Funds), a Maryland corporation. In connection with this proposed transfer, each whole and fractional share of each class of the Fund will be exchanged for whole and fractional shares of equal net asset value of the same class of the Dryden Fund and outstanding shares of the Fund will be cancelled.

For	Against	Abstain	Unstructured
10,402,757.80	626,571.52	833,835.24	1,072,981.00

Strategic Partners Style Specific Funds	123

A Special Meeting of the Shareholders of the Strategic Partners Large Capitalization Value Fund was held on December 14, 2006, and adjourned to January 12, 2007. At such meeting, the shareholders approved the following proposal:

1.	For shareholders of the Strategic Partners Large Capitalization Value Fund and Strategic Partners Core Value Fund (each a Fund and together the Funds) to approve or disapprove separate Plans of Reorganization under which each Fund will transfer all of its assets to, and all of its liabilities will be assumed by, Jennison Value Fund (Jennison Fund), a Massachusetts business trust. In connection with these proposed reorganizations, each whole and fractional share of each class of each Fund will be exchanged for whole and fractional shares of equal dollar value of the corresponding class of the Jennison Fund and outstanding shares of each Fund will be cancelled and each Fund will be liquidated.

For	Against	Abstain	Not Voted
2,333,190.65	219,184.11	116,593.76	191,073.00

124	Visit our website at www.strategicpartners.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com www.strategicpartners.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment subadvisers responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Valerie Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street Suite 3900 Los Angeles, CA 90017

	JP Morgan Investment Management, Inc.	522 Fifth Avenue New York, NY 10036

	NFJ Investment Group L.P.	2121 San Jacinto Suite 1840 Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus for the Funds contains this and other information about the Funds. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Strategic Partners Style Specific Funds, 3 Gateway Center, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Funds’ schedule of portfolio holdings is also available on the Funds’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Style Specific Funds
FUND NAME	Class A		Class B		Class C		Class L*		Class M**		Class X**
	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP
Large Capitalization Value	PLVAX	862934403	TLCBX	862934502	TLCCX	862934601	N/A	N/A	N/A	N/A	N/A	N/A
Small Cap Value	PZVAX	862934874	PZVBX	862934866	PZVCX	862934858	N/A	862934775	N/A	862934767	N/A	862934759
Total Return Bond	TATRX	862934817	TBTRX	862934791	PTRCX	862934783	N/A	862934742	N/A	862934734	N/A	862934726

*Closed to most new purchasers (with the exception of reinvested dividends and purchase by college savings plans) and available for limited exchanges only.

**Closed to new purchasers (with the exception of reinvested dividends) and available for limited exchanges only.

MFSP503E2    IFS-A131013    Ed. 03/2007

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Partners Style Specific Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title )*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 22, 2007

By (Signature and Title )*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 22, 2007

*	Print the name and title of each signing officer under his or her signature.